UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2011

Date of reporting period:	6/30/2011

Item 1. Schedule of Investments

Prudential Investment Portfolios, Inc.

Prudential Conservative Allocation Fund

Schedule of Investments

as of June 30, 2011 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	331,617	$6,615,751
Prudential Government Income Fund, Inc. (Class Z)	1,719,658	16,629,091
Prudential High Yield Fund, Inc. (Class Z)	960,551	5,340,662
Prudential International Equity Fund (Class Z)	1,232,860	8,198,517
Prudential Jennison 20/20 Focus Fund (Class Q)(a)	389,516	6,824,320
Prudential Jennison Equity Opportunity Fund (Class Z)(a)	188,388	2,874,805
Prudential Jennison Growth Fund (Class Z)(a)	144,543	2,935,664
Prudential Jennison Market Neutral Fund (Class Z)(a)	414,871	4,086,476
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)(a)	132,299	4,111,863
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	44,708	2,590,361
Prudential Jennison Small Company Fund, Inc. (Class Q)	86,805	2,020,824
Prudential Jennison Value Fund (Class Z)	437,149	6,828,271
Prudential Large-Cap Core Equity Fund (Class Z)	436,342	5,532,820
Prudential Mid-Cap Value Fund (Class Q)	177,882	2,726,937
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	3,176,430	36,624,238
Prudential Small Cap Value Fund (Class Z)(a)	144,189	2,060,455
Prudential Total Return Bond Fund, Inc. (Class Q)	1,230,114	17,332,310

TOTAL LONG-TERM INVESTMENTS (cost $110,819,754)		133,333,365

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,410,502)	1,410,502	1,410,502

TOTAL INVESTMENTS(b) — 100.1% (cost $112,230,256)(c)		134,743,867
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(145,643)

NET ASSETS — 100.0%		$134,598,224

(a)	Non-incoming producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$119,113,574	$15,668,323	$(38,030)	$15,630,293

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs valued in accordance with Board approved fair valuation procedures

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$133,333,365	$—	$—
Affiliated Money Market Mutual Fund	1,410,502	—	—

Total	$134,743,867	$—	$—

Prudential Investment Portfolios, Inc.

Prudential Moderate Allocation Fund

Schedule of Investments

as of June 30, 2011 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	387,596	$7,732,548
Prudential Government Income Fund, Inc. (Class Z)	1,031,308	9,972,745
Prudential High Yield Fund, Inc. (Class Z)	846,422	4,706,104
Prudential International Equity Fund (Class Z)	3,116,570	20,725,187
Prudential Jennison 20/20 Focus Fund (Class Q)(a)	725,246	12,706,303
Prudential Jennison Equity Opportunity Fund (Class Z)(a)	430,615	6,571,180
Prudential Jennison Growth Fund (Class Z)(a)	246,883	5,014,200
Prudential Jennison Market Neutral Fund (Class Z)(a)	639,357	6,297,671
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)(a)	257,594	8,006,006
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	78,502	4,548,396
Prudential Jennison Small Company Fund, Inc. (Class Q)	205,333	4,780,161
Prudential Jennison Value Fund (Class Z)	711,752	11,117,571
Prudential Large-Cap Core Equity Fund (Class Z)	632,050	8,014,392
Prudential Mid-Cap Value Fund (Class Q)	417,858	6,405,757
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	1,951,029	22,495,361
Prudential Small Cap Value Fund (Class Z)(a)	337,239	4,819,142
Prudential Total Return Bond Fund, Inc. (Class Q)	884,344	12,460,406

TOTAL LONG-TERM INVESTMENTS (cost $120,465,518)		156,373,130

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,549,213)	1,549,213	1,549,213

TOTAL INVESTMENTS (b) — 100.1% (cost $122,014,731)(c)		157,922,343
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(152,301)

NET ASSETS — 100.0%		$157,770,042

(a)	Non-incoming producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$134,155,533	$23,833,750	$(66,940)	$23,766,810

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs valued in accordance with Board approved fair valuation procedures

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$156,373,130	$—	$—
Affiliated Money Market Mutual Fund	1,549,213	—	—

Total	$157,922,343	$—	$—

Prudential Investment Portfolios, Inc.

Prudential Growth Allocation Fund

Schedule of Investments

as of June 30, 2011 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	200,901	$4,007,975
Prudential International Equity Fund (Class Z)	2,356,982	15,673,932
Prudential Jennison 20/20 Focus Fund (Class Q)(a)	474,802	8,318,536
Prudential Jennison Equity Opportunity Fund (Class Z)(a)	388,303	5,925,509
Prudential Jennison Growth Fund (Class Z)(a)	170,123	3,455,206
Prudential Jennison Market Neutral Fund (Class Z)(a)	410,625	4,044,656
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)(a)	187,878	5,839,236
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	55,362	3,207,682
Prudential Jennison Small Company Fund, Inc. (Class Q)	160,785	3,743,079
Prudential Jennison Value Fund (Class Z)	531,149	8,296,543
Prudential Large-Cap Core Equity Fund (Class Z)	394,200	4,998,459
Prudential Mid-Cap Value Fund (Class Q)	325,198	4,985,281
Prudential Small Cap Value Fund (Class Z)(a)	259,148	3,703,225
Prudential Total Return Bond Fund, Inc. (Class Q)	395,910	5,578,371

TOTAL LONG-TERM INVESTMENTS (cost $62,964,832)		81,777,690

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $716,584)	716,584	716,584

TOTAL INVESTMENTS(b) — 100.1% (cost $63,681,416)(c)		82,494,274
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(105,393)

NET ASSETS — 100.0%		$82,388,881

(a)	Non-incoming producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$69,364,461	$13,164,497	$(34,684)	$13,129,813

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs valued in accordance with Board approved fair valuation procedures

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$81,777,690	$—	$—
Affiliated Money Market Mutual Fund	716,584	—	—

Total	$82,494,274	$—	$—

The Prudential Investment Portfolios, Inc.

Prudential Jennison Growth Fund

Schedule of Investments

as of June 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Aerospace & Defense — 5.2%
392,134	Boeing Co. (The)	$ 28,990,466
256,326	Precision Castparts Corp.	42,204,076
360,084	United Technologies Corp.	31,871,035

		103,065,577

Auto Components — 1.4%
334,641	BorgWarner, Inc.(a)(b)	27,035,646

Automobiles 1.3%
254,183	Bayerische Motoren Werke AG (Germany)	25,363,746

Biotechnology — 2.5%
121,894	Alexion Pharmaceuticals, Inc.(b)	5,732,675
534,737	Celgene Corp.(b)	32,255,336
213,330	Vertex Pharmaceuticals, Inc.(b)	11,091,026

		49,079,037

Capital Markets — 1.2%
582,044	Charles Schwab Corp. (The)(a)	9,574,624
111,926	Goldman Sachs Group, Inc. (The)	14,896,231

		24,470,855

Chemicals — 3.7%
558,920	E.I. du Pont de Nemours & Co.	30,209,626
583,541	Monsanto Co.	42,330,064

		72,539,690

Communications Equipment — 3.2%
1,011,564	Juniper Networks, Inc.(b)	31,864,266
540,032	QUALCOMM, Inc.	30,668,417

		62,532,683

Computers & Peripherals — 8.1%
253,787	Apple, Inc.(b)	85,188,682
1,749,265	EMC Corp.(a)(b)	48,192,251
492,905	NetApp, Inc.(b)	26,015,526

		159,396,459

Consumer Finance — 1.8%
671,426	American Express Co.	34,712,724

Energy Equipment & Services — 3.6%
164,733	National Oilwell Varco, Inc.	12,883,768
672,430	Schlumberger Ltd.	58,097,952

		70,981,720

Food & Staples Retailing — 3.1%
375,334	Costco Wholesale Corp.	30,492,134
477,457	Whole Foods Market, Inc.	30,294,647

		60,786,781

Food Products — 1.6%
110,348	Green Mountain Coffee Roasters, Inc.(b)	9,849,663
321,995	Mead Johnson Nutrition Co.	21,750,762

		31,600,425

Healthcare Providers & Services — 1.8%
644,366	Express Scripts, Inc.(a)(b)	34,782,877

Hotels, Restaurants & Leisure — 5.2%
101,664	Chipotle Mexican Grill, Inc.(a)(b)	31,331,828
684,660	Marriott International, Inc. (Class A Stock)	24,298,584
114,834	McDonald’s Corp.	9,682,803
967,015	Starbucks Corp.	38,187,422

		103,500,637

Internet & Catalog Retail — 5.2%
421,302	Amazon.com, Inc.(b)	86,152,046
34,064	Priceline.com, Inc.(b)	17,438,384

		103,590,430

Internet Software & Services — 5.2%
278,147	Baidu, Inc. (China), ADR(b)	38,976,739
85,283	Google, Inc. (Class A Stock)(b)	43,185,606
144,960	Mail.ru Group Ltd. (Russia), GDR, 144A(a)(b)	4,815,571
474,846	Tencent Holdings Ltd. (China)	12,959,683
90,364	Youku.Com, Inc. (China), ADR(a)(b)	3,104,003

		103,041,602

IT Services — 5.4%
226,076	Cognizant Technology Solutions Corp. (Class A Stock)(b)	16,580,414
285,547	International Business Machines Corp.	48,985,588
138,484	MasterCard, Inc. (Class A Stock)	41,730,768

		107,296,770

Life Sciences Tools & Services — 2.9%
615,190	Agilent Technologies, Inc.(b)	31,442,361
345,531	Illumina, Inc.(a)(b)	25,966,655

		57,409,016

Machinery — 1.9%
264,673	Deere & Co.	21,822,289
356,492	Ingersoll-Rand PLC(a)	16,188,302

		38,010,591

Media — 2.1%
1,049,510	Walt Disney Co. (The)	40,972,870

Oil, Gas & Consumable Fuels — 2.6%
125,937	Anadarko Petroleum Corp.	9,666,924
404,049	Occidental Petroleum Corp.	42,037,258

		51,704,182

Personal Products — 1.5%
272,712	Estee Lauder Cos., Inc. (The) (Class A Stock)	28,686,575

Pharmaceuticals — 5.6%
356,696	Allergan, Inc.	29,694,942
189,768	Novo Nordisk A/S (Denmark), ADR	23,774,135
1,070,319	Pfizer, Inc.	22,048,571
364,985	Shire PLC (Ireland), ADR	34,385,237

		109,902,885

Road & Rail — 1.1%
207,339	Union Pacific Corp.	21,646,192

Semiconductors & Semiconductor Equipment — 3.2%
301,741	Altera Corp.	13,985,696
273,084	ARM Holdings PLC (United Kingdom), ADR	7,763,778
776,031	Atmel Corp.(b)	10,918,756
552,410	Avago Technologies Ltd.	20,991,580
287,742	Broadcom Corp. (Class A Stock)	9,679,641

		63,339,451

Software — 8.0%
1,709,880	Oracle Corp.	56,272,151
512,240	Red Hat, Inc.(b)	23,511,816
264,508	Salesforce.com, Inc.(a)(b)	39,406,402
164,819	SuccessFactors, Inc.(a)(b)	4,845,679
345,389	VMware, Inc. (Class A Stock)(b)	34,618,339

		158,654,387

Specialty Retail — 2.4%
284,132	Bed Bath & Beyond, Inc.(b)	16,584,785
284,210	Tiffany & Co.	22,316,169
273,001	Urban Outfitters, Inc.(a)(b)	7,684,978

		46,585,932

Textiles, Apparel & Luxury Goods — 7.7%
783,656	Burberry Group PLC (United Kingdom)	18,237,135
414,331	Coach, Inc.	26,488,181
87,711	Lululemon Athletica, Inc.(b)	9,807,844
118,890	LVMH Moet Hennessy Louis Vuitton SA (France)	21,395,993
436,119	NIKE, Inc. (Class B Stock)	39,241,988
270,775	Polo Ralph Lauren Corp.	35,907,473

		151,078,614

Wireless Telecommunication Services — 1.3%
507,572	American Tower Corp. (Class A Stock)(b)	26,561,243

	TOTAL LONG-TERM INVESTMENTS (cost $1,314,337,668)	1,968,329,597

SHORT-TERM INVESTMENT — 8.4%
AFFILIATED MONEY MARKET MUTUAL FUND
165,543,839	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $165,543,839; includes $162,003,447 of cash collateral received for securities on loan)(c)(d)	165,543,839

	TOTAL INVESTMENTS(e) — 108.2% (cost $1,479,881,507)(f)	2,133,873,436
	LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2%)	(161,495,465)

	NET ASSETS — 100.0%	$1,972,377,971

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $159,309,494; cash collateral of $162,003,447 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of June 30, 2011, one security representing $12,959,683 and 0.7% of net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of June 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,500,832,324	$637,467,774	$(4,426,662)	$633,041,112

The differences between book and tax basis are primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,950,554,343	$17,775,254	$—
Affiliated Money Market Mutual Fund	165,543,839	—	—

Total	$2,116,098,182	$17,775,254	$—

Prudential Investment Portfolios, Inc.

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of June 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace & Defense — 4.3%
91,910	Boeing Co. (The)	$ 6,794,906
100,621	ITT Corp.	5,929,596
59,312	Teledyne Technologies, Inc.(a)	2,986,952

		15,711,454

Airlines — 1.7%
360,754	Delta Air Lines, Inc.(a)	3,308,114
468,182	JetBlue Airways Corp.(a)(b)	2,855,910

		6,164,024

Auto Components — 1.8%
122,064	Lear Corp.	6,527,983

Automobiles — 1.3%
59,111	Toyota Motor Corp. (Japan), ADR(b)	4,871,929

Biotechnology — 4.4%
148,572	Amarin Corp. PLC (Ireland), ADR(a)	2,149,837
96,415	Amgen, Inc.(a)	5,625,815
47,912	Celgene Corp.(a)	2,890,052
132,787	Gilead Sciences, Inc.(a)	5,498,710

		16,164,414

Capital Markets — 4.2%
357,977	Charles Schwab Corp. (The)(b)	5,888,722
45,281	Goldman Sachs Group, Inc. (The)	6,026,448
95,065	Lazard Ltd. (Class A Stock)	3,526,911

		15,442,081

Chemicals — 1.6%
83,785	Monsanto Co.	6,077,764

Commercial Banks — 1.5%
198,049	Wells Fargo & Co.	5,557,255

Commercial Services & Supplies — 1.3%
152,659	Republic Services, Inc.	4,709,530

Communications Equipment — 2.0%
118,517	Juniper Networks, Inc.(a)	3,733,285
157,514	Motorola Mobility Holdings, Inc.(a)	3,471,609

		7,204,894

Computers & Peripherals — 2.9%
328,598	Dell, Inc.(a)	5,477,729
190,551	EMC Corp.(a)	5,249,680

		10,727,409

Diversified Financial Services — 2.6%
125,118	JPMorgan Chase & Co.	5,122,331
116,450	Moody’s Corp.(b)	4,465,857

		9,588,188

Electronic Equipment & Instruments — 0.5%
317,641	Flextronics International Ltd.(a)	2,039,255

Energy Equipment & Services — 4.0%
117,846	Cameron International Corp.(a)	5,926,475
100,197	Schlumberger Ltd.	8,657,021

		14,583,496

Food & Staples Retailing — 2.8%
137,136	CVS Caremark Corp.	5,153,571
95,239	Wal-Mart Stores, Inc.	5,061,000

		10,214,571

Food Products — 4.1%
75,849	Bunge Ltd.	5,229,789
199,980	Kraft Foods, Inc. (Class A Stock)	7,045,295
154,987	Tyson Foods, Inc. (Class A Stock)	3,009,847

		15,284,931

Healthcare Equipment & Supplies — 1.3%
233,582	Hologic, Inc.(a)	4,711,349

Healthcare Providers & Services — 2.5%
122,379	HCA Holdings, Inc.(a)	4,038,507
88,726	Quest Diagnostics, Inc.	5,243,707

		9,282,214

Hotels, Restaurants & Leisure — 4.9%
376,612	International Game Technology	6,620,839
590,137	Pinnacle Entertainment, Inc.(a)	8,793,041
46,814	Yum! Brands, Inc.	2,586,006

		17,999,886

Household Durables — 1.2%
263,334	Ryland Group, Inc.(b)	4,352,911

Independent Power Producers & Energy Traders — 1.0%
228,437	Calpine Corp.(a)	3,684,689

Insurance — 6.7%
209,100	Marsh & McLennan Cos., Inc.	6,521,829
124,904	MetLife, Inc.	5,479,539
323,156	Symetra Financial Corp.	4,339,985
78,968	Travelers Cos., Inc. (The)	4,610,152
126,097	Validus Holdings Ltd.	3,902,702

		24,854,207

Internet & Catalog Retail — 0.9%
118,884	Expedia, Inc.(b)	3,446,447

Internet Software & Services — 2.0%
6,392	Google, Inc. (Class A Stock)(a)	3,236,781
112,503	IAC/InterActiveCorp(a)(b)	4,294,239

		7,531,020

IT Services — 1.6%
17,639	MasterCard, Inc. (Class A Stock)	5,315,336
45,862	SAIC, Inc.(a)(b)	771,399

		6,086,735

Life Sciences Tools & Services — 0.9%
51,318	Thermo Fisher Scientific, Inc.(a)	3,304,366

Machinery — 2.2%
44,672	Dover Corp.	3,028,762
109,873	Ingersoll-Rand PLC (b)	4,989,333

		8,018,095

Media — 7.7%
336,431	Comcast Corp. (Class A Stock)	8,151,723
83,642	Liberty Global, Inc. (Series C Stock)(a)	3,571,513
252,884	News Corp. (Class A Stock)	4,476,047
138,364	Viacom, Inc. (Class B Stock)	7,056,564
184,694	Vivendi SA (France)	5,135,746

		28,391,593

Metals & Mining — 1.7%
133,059	Goldcorp, Inc.	6,422,758

Oil, Gas & Consumable Fuels — 8.1%
158,635	Arch Coal, Inc.	4,229,209
85,574	Cabot Oil & Gas Corp.	5,674,412
181,635	Cobalt International Energy, Inc.(a)	2,475,685
113,117	Consol Energy, Inc.	5,483,912
112,153	Kosmos Energy Ltd.(a)	1,904,358
48,899	Occidental Petroleum Corp.	5,087,452
117,207	Southwestern Energy Co.(a)	5,025,836

		29,880,864

Pharmaceuticals — 4.4%
166,422	Impax Laboratories, Inc.(a)(b)	3,626,335
433,348	Pfizer, Inc.	8,926,969
55,525	Watson Pharmaceuticals, Inc.(a)(b)	3,816,233

		16,369,537

Road & Rail — 1.1%
154,716	CSX Corp.	4,056,654

Semiconductors & Semiconductor Equipment — 2.8%
204,570	Marvell Technology Group Ltd.(a)	3,020,476
197,727	Xilinx, Inc.	7,211,104

		10,231,580

Software — 2.5%
377,218	Activision Blizzard, Inc.	4,405,906
243,477	Symantec Corp.(a)	4,801,367

		9,207,273

Specialty Retail — 2.4%
242,658	GameStop Corp. (Class A Stock)(a)(b)	6,471,689
142,403	Staples, Inc.	2,249,967

		8,721,656

Trading Companies & Distributors — 1.4%
436,514	RSC Holdings, Inc.(a)(b)	5,220,707

	TOTAL LONG-TERM INVESTMENTS (cost $298,427,210)	362,643,719

SHORT-TERM INVESTMENT — 16.1%
AFFILIATED MONEY MARKET MUTUAL FUND
59,485,797	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $59,485,797; includes $50,940,807 of cash collateral received for securities on loan)(c)(d)	59,485,797

	TOTAL INVESTMENTS — 114.4% (cost $357,913,007)(e)	422,129,516
	LIABILITIES IN EXCESS OF OTHER ASSETS — (14.4%)	(53,225,233)

	NET ASSETS — 100.0%	$368,904,283

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,167,004; cash collateral of $50,940,807 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of June 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$361,242,153	$64,870,482	$(3,983,119)	$60,887,363

The difference between book and tax basis are primarily attributable to deferred losses on wash sales, tax adjustments due to partnership and other book-to-tax differences as of the most recent fiscal year end.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$362,643,719	$—	$—
Affiliated Money Market Mutual Fund	59,485,797	—	—

Total	$422,129,516	$—	$—

The Prudential Investment Portfolios, Inc.

Prudential Asset Allocation Fund

Schedule of Investments

as of June 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS — 59.1%
Aerospace & Defense — 1.2%
200	Astronics Corp.(a)	$ 6,160
4,856	BAE Systems PLC (United Kingdom)	24,823
800	Ceradyne, Inc.(a)	31,192
1,537	Cobham PLC (United Kingdom)	5,220
1,100	Cubic Corp.	56,089
3,200	Curtiss-Wright Corp.	103,584
30	Elbit Systems Ltd. (Israel)	1,421
300	Esterline Technologies Corp.(a)	22,920
577	European Aeronautic Defence and Space Co. NV (France)	19,312
561	Finmeccanica SpA (Italy)	6,789
17,800	General Dynamics Corp.	1,326,456
443	Heico Corp.	24,250
9,400	Honeywell International, Inc.	560,146
7,900	ITT Corp.(b)	465,547
1,600	LMI Aerospace, Inc.(a)	39,088
1,500	Northrop Grumman Corp.	104,025
2,638	Rolls-Royce Holdings PLC (United Kingdom)	27,308
275,424	Rolls-Royce Holdings PLC (United Kingdom) (Class C Stock)(a)	442
237	Safran SA (France)	10,122
2,000	Singapore Technologies Engineering Ltd. (Singapore)	4,911
200	Teledyne Technologies, Inc.(a)	10,072
146	Thales SA (France)	6,296
12,600	United Technologies Corp.	1,115,226

		3,971,399

Air Freight & Logistics — 0.6%
400	Atlas Air Worldwide Holdings, Inc.(a)	23,804
1,231	Deutsche Post AG (Germany)	23,653
6,700	FedEx Corp.	635,495
424	PostNL NV (Netherlands)	3,598
539	TNT Express NV (Netherlands)(a)	5,590
664	Toll Holdings Ltd. (Australia)	3,464
17,400	United Parcel Service, Inc. (Class B Stock)	1,268,982
600	Yamato Holdings Co. Ltd. (Japan)	9,439

		1,974,025

Airlines — 0.1%
207	Air France-KLM (France)(a)	3,177
2,400	Alaska Air Group, Inc.(a)	164,304
1,000	All Nippon Airways Co. Ltd. (Japan)	3,262
2,000	Cathay Pacific Airways Ltd. (Hong Kong)	4,652
314	Deutsche Lufthansa AG (Germany)	6,842

1,400	International Consolidated Airlines Group SA (United Kingdom)(a)	5,683
1,762	Qantas Airways Ltd. (Australia)(a)	3,496
1,000	Singapore Airlines Ltd. (Singapore)	11,574
1,400	SkyWest, Inc.	21,084

		224,074

Auto Components — 0.1%
200	Aisin Seiki Co. Ltd. (Japan)	7,739
900	Bridgestone Corp. (Japan)	20,736
259	Cie Generale des Etablissements Michelin (France) (Class B Stock)	25,330
116	Continental AG (Germany)(a)	12,187
2,100	Dana Holding Corp.(a)	38,430
700	Denso Corp. (Japan)	26,035
5,700	Exide Technologies(a)	43,548
9,200	Federal-Mogul Corp.(a)	210,036
300	NHK Spring Co. Ltd. (Japan)	3,068
100	NOK Corp. (Japan)	1,714
149	Nokian Renkaat OYJ (Finland)	7,476
333	Pirelli & C SpA (Italy)	3,598
1,400	Standard Motor Products, Inc.	21,322
200	Stanley Electric Co. Ltd. (Japan)	3,511
300	Sumitomo Rubber Industries Ltd. (Japan)	3,630
1,000	Tower International, Inc.(a)	17,690
100	Toyoda Gosei Co. Ltd. (Japan)	2,271
250	Toyota Industries Corp. (Japan)	8,254

		456,575

Automobiles — 0.4%
467	Bayerische Motoren Werke AG (Germany)	46,600
1,290	Daimler AG (Germany)	97,089
952	Fiat SpA (Italy)	10,451
66,700	Ford Motor Co.(a)(b)	919,793
1,000	Fuji Heavy Industries Ltd. (Japan)	7,771
2,300	Honda Motor Co. Ltd. (Japan)	88,612
2,000	Isuzu Motors Ltd. (Japan)	9,468
2,000	Mazda Motor Corp. (Japan)(a)	5,270
6,000	Mitsubishi Motors Corp. (Japan)(a)	7,320
3,500	Nissan Motor Co. Ltd. (Japan)	36,782
218	Peugeot SA (France)	9,759
265	Renault SA (France)	15,712
500	Suzuki Motor Corp. (Japan)	11,271
3,800	Toyota Motor Corp. (Japan)	156,481
39	Volkswagen AG (Germany)	7,166
400	Yamaha Motor Co. Ltd. (Japan)(a)	7,347

		1,436,892

Beverages — 1.0%
1,106	Anheuser-Busch InBev NV (Belgium)	64,155
400	Asahi Group Holdings Ltd. (Japan)	8,057
160	Carlsberg A/S (Denmark) (Class B Stock)	17,405
816	Coca-Cola Amatil Ltd. (Australia)	10,012

700	Coca-Cola Bottling Co. Consolidated	47,362
20,220	Coca-Cola Co. (The)	1,360,604
2,600	Coca-Cola Enterprises, Inc.	75,868
254	Coca-Cola Hellenic Bottling Co. SA (Greece)	6,822
100	Coca-Cola West Holdings Co. Ltd. (Japan)	1,916
7,900	Constellation Brands, Inc. (Class A Stock)(a)	164,478
3,478	Diageo PLC (United Kingdom)	71,059
5,400	Dr Pepper Snapple Group, Inc.	226,422
2,454	Foster’s Group Ltd. (Australia)	13,555
162	Heineken Holding NV (Netherlands)	8,288
373	Heineken NV (Netherlands)	22,432
1,000	Kirin Holdings Co. Ltd. (Japan)	13,941
1,100	MGP Ingredients, Inc.	9,581
2,200	Molson Coors Brewing Co. (Class B Stock)	98,428
2,500	National Beverage Corp.	36,625
15,700	PepsiCo, Inc.	1,105,751
286	Pernod-Ricard SA (France)	28,190
1,326	SABMiller PLC (United Kingdom)	48,342

		3,439,293

Biotechnology — 0.6%
164	Actelion Ltd. (Switzerland)	8,078
2,100	Alkermes, Inc.(a)	39,060
12,100	Amgen, Inc.(a)	706,035
1,400	Biogen Idec, Inc.(a)	149,688
12,700	Celgene Corp.(a)	766,064
756	CSL Ltd. (Australia)	26,873
900	Dyax Corp.(a)	1,782
4,500	Emergent Biosolutions, Inc.(a)	101,475
202	Grifols SA (Spain)(b)	4,054
400	Infinity Pharmaceuticals, Inc.(a)	3,304
1,000	InterMune, Inc.(a)	35,850
17,100	NABI Biopharmaceuticals(a)	91,998
8,500	Neurocrine Biosciences, Inc.(a)	68,425
5,000	PDL BioPharma, Inc.	29,350
14,100	SciClone Pharmaceuticals, Inc.(a)	85,164
2,200	Targacept, Inc.(a)	46,354
800	Theravance, Inc.(a)	17,768

		2,181,322

Building Products — 0.1%
3,600	Armstrong World Industries, Inc.	164,016
1,000	Asahi Glass Co. Ltd. (Japan)	11,702
458	Assa Abloy AB (Sweden) (Class B Stock)	12,310
564	CIE de Saint-Gobain (France)	36,523
300	Daikin Industries Ltd. (Japan)	10,634
58	Geberit AG (Switzerland)	13,742
4,400	Gibraltar Industries, Inc.(a)	49,808
400	JS Group Corp. (Japan)	10,317
1,000	Nippon Sheet Glass Co. Ltd. (Japan)	3,109
500	Toto Ltd. (Japan)	3,892

		316,053

Capital Markets — 1.2%
1,300	3i Group PLC (United Kingdom)	5,865
8,100	American Capital Ltd.(a)	80,433
1,400	BlackRock, Inc.	268,534
3,800	Calamos Asset Management, Inc. (Class A Stock)	55,176
1,605	Credit Suisse Group AG (Switzerland)	62,425
2,000	Daiwa Securities Group, Inc. (Japan)	8,812
1,324	Deutsche Bank AG (Germany)	78,240
333	GAM Holding AG (Switzerland)	5,466
900	GAMCO Investors, Inc. (Class A Stock)	41,661
12,615	Goldman Sachs Group, Inc. (The)	1,678,930
700	Golub Capital BDC, Inc.	10,451
648	ICAP PLC (United Kingdom)	4,919
800	INTL FCStone, Inc.(a)	19,368
630	Investec PLC (United Kingdom)	5,101
306	Julius Baer Group Ltd. (Switzerland)	12,640
494	Macquarie Group Ltd. (Australia)	16,665
2,620	Man Group PLC (United Kingdom)	9,966
10,800	MCG Capital Corp.	65,664
656	Mediobanca SpA (Italy)	6,645
1,000	Mizuho Securities Co. Ltd. (Japan)(a)	2,410
46,400	Morgan Stanley	1,067,664
4,900	Nomura Holdings, Inc. (Japan)	24,180
5,800	PennantPark Investment Corp.	65,018
900	Piper Jaffray Cos.(a)	25,929
268	Ratos AB (Sweden) (Class B Stock)	5,148
4,600	Raymond James Financial, Inc.	147,890
34	SBI Holdings, Inc. (Japan)	3,160
151	Schroders PLC (United Kingdom)	3,749
3,600	Solar Capital Ltd.	88,884
5,184	UBS AG (Switzerland)(a)	94,524

		3,965,517

Chemicals — 1.3%
200	A. Schulman, Inc.	5,038
395	Air Liquide SA (France)	56,617
337	Akzo Nobel NV (Netherlands)	21,259
80	Arkema SA (France)	8,236
2,000	Asahi Kasei Corp. (Japan)	13,478
700	Ashland, Inc.	45,234
1,308	BASF SE (Germany)	128,167
6,000	Cabot Corp.	239,220
500	Daicel Chemical Industries Ltd. (Japan)	3,303
500	Denki Kagaku Kogyo K.K. (Japan)	2,411
30,100	Dow Chemical Co. (The)	1,083,600
9,000	E.I. du Pont de Nemours & Co.	486,450
6,000	Eastman Chemical Co.	612,420
700	Ferro Corp.(a)	9,408

1,100	Georgia Gulf Corp.(a)	26,554
12	Givaudan SA (Switzerland)	12,696
3,200	HB Fuller Co.	78,144
100	Hitachi Chemical Co. Ltd. (Japan)	1,984
2,354	Incitec Pivot Ltd. (Australia)	9,804
1,100	Innophos Holdings, Inc.	53,680
649	Israel Chemicals Ltd. (Israel)	10,302
3	Israel Corp. Ltd. (The) (Israel)	3,263
307	Johnson Matthey PLC (United Kingdom)	9,687
200	JSR Corp. (Japan)	3,877
250	K+S AG (Germany)	19,215
500	Kaneka Corp. (Japan)	3,285
211	Koninklijke DSM NV (Netherlands)	13,694
2,000	Kraton Performance Polymers, Inc.(a)	78,340
500	Kuraray Co. Ltd. (Japan)	7,325
121	Lanxess AG (Germany)	9,931
238	Linde AG (Germany)	41,727
1,300	LSB Industries, Inc.(a)	55,796
2,000	Mitsubishi Chemical Holdings Corp. (Japan)	14,172
1,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	7,326
1,000	Mitsui Chemicals, Inc. (Japan)	3,644
12,500	Mosaic Co. (The)	846,625
200	Nitto Denko Corp. (Japan)	10,162
66	Novozymes A/S (Denmark) (Class B Stock)	10,740
534	Orica Ltd. (Australia)	15,481
3,400	PolyOne Corp.	52,598
800	Rockwood Holdings, Inc.(a)	44,232
600	Shin-Etsu Chemical Co. Ltd. (Japan)	32,161
2,000	Showa Denko K.K. (Japan)	4,143
3	Sika AG (Switzerland)	7,233
1,600	Solutia, Inc.(a)	36,560
84	Solvay SA (Belgium)	12,979
2,000	Sumitomo Chemical Co. Ltd. (Japan)	9,986
135	Syngenta AG (Switzerland)	45,570
1,000	Teijin Ltd. (Japan)	4,408
2,000	Toray Industries, Inc. (Japan)	14,768
1,000	Tosoh Corp. (Japan)	4,016
1,100	TPC Group, Inc.(a)	43,142
1,500	UBE Industries Ltd. (Japan)	4,516
161	Umicore SA (Belgium)	8,781
25	Wacker Chemie AG (Germany)	5,405
2,300	Westlake Chemical Corp.	119,370
263	Yara International ASA (Norway)	14,805

		4,526,968

Commercial Banks — 2.3%
810	Alpha Bank A.E. (Greece)(a)	4,076
1,000	Aozora Bank Ltd. (Japan)(b)	2,318
3,695	Australia & New Zealand Banking Group Ltd. (Australia)	87,589
467	Banca Carige SpA (Italy)	1,059
3,511	Banca Monte dei Paschi di Siena SpA (Italy)	2,660

1,000	BancFirst Corp.	38,600
6,077	Banco Bilbao Vizcaya Argentaria SA (Spain)	71,294
4,793	Banco Comercial Portugues SA (Portugal) (Class R Stock)(a)	2,850
1,440	Banco de Sabadell SA (Spain)	5,951
213	Banco de Valencia SA (Spain)(a)	525
798	Banco Espirito Santo SA (Portugal)	2,974
4,500	Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	77,940
2,563	Banco Popolare SC (Italy)	5,906
1,380	Banco Popular Espanol SA (Spain)	7,767
12,023	Banco Santander SA (Spain)	138,837
200	Bancorp Rhode Island, Inc.	9,064
1,541	Bank Hapoalim BM (Israel)(a)	7,664
1,673	Bank Leumi Le-Israel BM (Israel)	7,868
1,337	Bank of Cyprus PLC (Cyprus)	3,936
1,800	Bank of East Asia Ltd. (Hong Kong)	7,411
500	Bank of Kyoto Ltd. (The) (Japan)	4,604
2,000	Bank of Yokohama Ltd. (The) (Japan)	9,998
376	Bankinter SA (Spain)	2,553
16,076	Barclays PLC (United Kingdom)	66,167
477	Bendigo and Adelaide Bank Ltd. (Australia)	4,549
1,336	BNP Paribas SA (France)	103,128
5,500	BOC Hong Kong Holdings Ltd. (Hong Kong)	16,021
500	Camden National Corp.	16,405
1,500	Chemical Financial Corp.	28,140
1,500	Chiba Bank Ltd. (The) (Japan)	9,387
300	Citizens & Northern Corp.	4,521
4,086	Commerzbank AG (Germany)(a)	17,592
2,163	Commonwealth Bank of Australia (Australia)	121,820
2,200	Community Trust Bancorp, Inc.	60,984
1,242	Credit Agricole SA (France)	18,677
803	Danske Bank A/S (Denmark)(a)	14,871
2,500	DBS Group Holdings Ltd. (Singapore)	29,906
888	Dexia SA (Belgium)(a)	2,765
1,410	DnB NOR ASA (Norway)	19,653
1,300	Eagle Bancorp, Inc.(a)	17,290
317	EFG Eurobank Ergasias SA (Greece)(a)	1,485
280	Erste Group Bank AG (Austria)	14,679
45,100	Fifth Third Bancorp	575,025
2,300	Financial Institutions, Inc.	37,766
8,600	First Commonwealth Financial Corp.	49,364
2,900	First Community Bancshares, Inc.	40,600
3,100	First Interstate Bancsystem, Inc.	45,694
1,000	Fukuoka Financial Group, Inc. (Japan)	4,180
1,000	Gunma Bank Ltd. (The) (Japan)	5,285
1,000	Hachijuni Bank Ltd. (The) (Japan)	5,619
1,100	Hang Seng Bank Ltd. (Hong Kong)	17,596
500	Hiroshima Bank Ltd. (The) (Japan)	2,182
2,000	Hokuhoku Financial Group, Inc. (Japan)	3,962
200	Home Bancorp, Inc.(a)	2,958
800	Home Bancshares, Inc.	18,912
24,594	HSBC Holdings PLC (United Kingdom)	244,097

22,900	Huntington Bancshares, Inc.	150,224
4,300	International Bancshares Corp.	71,939
12,383	Intesa SanPaolo SpA (Italy)	32,970
1,447	Intesa SanPaolo SpA-RSP (Italy)	3,125
1,045	Israel Discount Bank Ltd. (Israel) (Class A Stock)(a)	2,052
1,000	Joyo Bank Ltd. (The) (Japan)	4,201
230	KBC Groep NV (Belgium)(b)	9,039
14,400	KeyCorp	119,952
400	Lakeland Financial Corp.	8,904
56,668	Lloyds Banking Group PLC (United Kingdom)(a)	44,565
18,100	Mitsubishi UFJ Financial Group, Inc. (Japan)	88,207
180	Mizrahi Tefahot Bank Ltd. (Israel)	1,905
28,500	Mizuho Financial Group, Inc. (Japan)	46,843
3,000	Mizuho Trust & Banking Co. Ltd. (Japan)	2,658
3,041	National Australia Bank Ltd. (Australia)	84,076
1,280	National Bank of Greece SA (Greece)(a)	9,151
1,197	Natixis (France)	6,006
2,200	NBT Bancorp, Inc.	48,686
1,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	2,954
3,702	Nordea Bank AB (Sweden)	39,799
1,500	Old National Bancorp	16,200
4,000	Oversea-Chinese Banking Corp. Ltd. (Singapore)	30,553
1,300	Peoples Bancorp, Inc.	14,651
17,000	PNC Financial Services Group, Inc.	1,013,370
3,600	PrivateBancorp, Inc.	49,680
64	Raiffeisen Bank International AG (Austria)	3,298
2,000	Republic Bancorp, Inc. (Class A Stock)	39,800
2,800	Resona Holdings, Inc. (Japan)	13,174
23,514	Royal Bank of Scotland Group PLC (United Kingdom)(a)	14,514
2,000	Shinsei Bank Ltd. (Japan)	2,001
500	Shizuoka Bank Ltd. (The) (Japan)	4,597
2,004	Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	16,380
884	Societe Generale SA (France)	52,457
3,305	Standard Chartered PLC (United Kingdom)	86,886
1,400	State Bancorp, Inc.	18,676
1,867	Sumitomo Mitsui Financial Group, Inc. (Japan)	57,568
3,980	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	13,853
652	Svenska Handelsbanken AB (Sweden) (Class A Stock)	20,111
1,176	Swedbank AB (Sweden) (Class A Stock)	19,764
14,208	U.S. Bancorp	362,446
18,739	UniCredit SpA (Italy)	39,675
1,200	Union First Market Bankshares Corp.	14,616
861	Unione di Banche Italiane ScpA (Italy)	4,847
1,600	United Overseas Bank Ltd. (Singapore)	25,688
200	Univest Corp. of Pennsylvania	3,126
1,700	Webster Financial Corp.	35,734
103,541	Wells Fargo & Co.	2,905,360
2,500	WesBanco, Inc.	49,150
900	West Bancorporation, Inc.	7,929
4,286	Westpac Banking Corp. (Australia)	102,829
500	Wing Hang Bank Ltd. (Hong Kong)	5,487

		7,946,400

Commercial Services & Supplies — 0.2%
409	Aggreko PLC (United Kingdom)	12,662
523	Babcock International Group PLC (United Kingdom)	5,976
2,125	Brambles Ltd. (Australia)	16,522
1,000	Consolidated Graphics, Inc.(a)	54,950
6,800	Corrections Corp. of America(a)	147,220
1,600	Courier Corp.	17,680
1,000	Dai Nippon Printing Co. Ltd. (Japan)	11,270
222	Edenred (France)	6,774
300	G&K Services, Inc. (Class A Stock)	10,158
2,009	G4S PLC (United Kingdom)	9,022
600	M & F Worldwide Corp.(a)	15,504
5,500	Rollins, Inc.	112,090
300	Secom Co. Ltd. (Japan)	14,384
396	Securitas AB (Sweden) (Class B Stock)	4,192
659	Serco Group PLC (United Kingdom)	5,844
40	Societe BIC SA (France)	3,866
900	Standard Parking Corp.(a)	14,373
5,200	Steelcase, Inc. (Class A Stock)	59,228
5,400	Sykes Enterprises, Inc.(a)	116,262
500	Toppan Printing Co. Ltd. (Japan)	3,879
400	UniFirst Corp.	22,476
200	United Stationers, Inc.	7,086
400	Viad Corp.	8,916

		680,334

Communications Equipment — 1.3%
1,100	Acme Packet, Inc.(a)	77,143
3,377	Alcatel-Lucent (France)(a)	19,530
1,100	Anaren, Inc.(a)	23,375
6,500	ARRIS Group, Inc.(a)	75,465
1,600	Black Box Corp.	50,032
93,466	Cisco Systems, Inc.	1,459,004
1,500	Comtech Telecommunications Corp.	42,060
2,700	DG FastChannel, Inc.(a)	86,535
600	Digi International, Inc.(a)	7,800
4,100	EchoStar Corp. (Class A Stock)(a)	149,363
3,500	F5 Networks, Inc.(a)	385,875
1,400	Loral Space & Communications, Inc.(a)	97,258
7,400	Motorola Solutions, Inc.(a)	340,696
5,083	Nokia OYJ (Finland)	32,949
1,900	Plantronics, Inc.	69,407
23,300	QUALCOMM, Inc.	1,323,207
2,400	Riverbed Technology, Inc.(a)	95,016
2,900	SeaChange International, Inc.(a)	31,262
4,290	Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	61,856

		4,427,833

Computers & Peripherals — 2.4%
15,900	Apple, Inc.(a)	5,337,153
40,300	Dell, Inc.(a)	671,801
6,900	Electronics for Imaging, Inc.(a)	118,818
2,500	Fujitsu Ltd. (Japan)	14,290
37,411	Hewlett-Packard Co.	1,361,760
3,000	NEC Corp. (Japan)(a)	6,851
900	Rimage Corp.	12,087
10,600	SanDisk Corp.(a)	439,900
200	Seiko Epson Corp. (Japan)	3,467
6,000	Toshiba Corp. (Japan)	31,634
7,300	Western Digital Corp.(a)	265,574

		8,263,335

Construction & Engineering — 0.1%
207	ACS Actividades de Construccion y Servicios SA (Spain)	9,762
1,105	Balfour Beatty PLC (United Kingdom)	5,471
346	Bouygues SA INH (France)	15,211
58	Eiffage SA (France)	3,838
518	Ferrovial SA (Spain)	6,547
78	Fomento de Construcciones y Contratas SA (Spain)	2,378
3,500	Great Lakes Dredge & Dock Corp.	19,530
58	Hochtief AG (Germany)	4,845
500	JGC Corp. (Japan)	13,698
1,000	Kajima Corp. (Japan)	2,869
90	Koninklijke Boskalis Westminster NV (Netherlands)	4,255
218	Leighton Holdings Ltd. (Australia)	4,918
1,000	Obayashi Corp. (Japan)	4,368
2,100	Primoris Services Corp.	27,090
1,000	Shimizu Corp. (Japan)	4,168
582	Skanska AB (Sweden) (Class B Stock)	10,416
1,000	Taisei Corp. (Japan)	2,295
619	Vinci SA (France)	39,649

		181,308

Construction Materials
973	Boral Ltd. (Australia)	4,613
293	Cimpor Cimentos de Portugal SGPS SA (Portugal)	2,239
1,010	CRH PLC (Ireland)	22,365
979	Fletcher Building Ltd. (New Zealand)	7,005
208	HeidelBergCement AG (Germany)	13,280
350	Holcim Ltd. (Switzerland)	26,414
53	Imerys SA (France)	3,735
570	James Hardie Industries SE (Australia)(a)	3,611
283	Lafarge SA (France)	18,035

		101,297

Consumer Finance — 0.5%
5,200	Advance America Cash Advance Centers, Inc.	35,828
100	Aeon Credit Service Co. Ltd. (Japan)	1,369
20,900	Capital One Financial Corp.	1,079,903

800	Credit Acceptance Corp.(a)	67,576
200	Credit Saison Co. Ltd. (Japan)	3,367
12,700	Discover Financial Services	339,725
600	EZCORP, Inc. (Class A Stock)(a)	21,345
4,900	Nelnet, Inc. (Class A Stock)	108,094
300	World Acceptance Corp.(a)	19,671

		1,676,878

Containers & Packaging
1,545	Amcor Ltd. (Australia)	11,972
11,500	Graphic Packaging Holding Co.(a)	62,560
1,219	Rexam PLC (United Kingdom)	7,489
200	Toyo Seikan Kaisha Ltd. (Japan)	3,368

		85,389

Distributors — 0.3%
800	Core-Mark Holding Co., Inc.(a)	28,560
18,100	Genuine Parts Co.(b)	984,640
300	Jardine Cycle & Carriage Ltd. (Singapore)	10,527
8,000	Li & Fung Ltd. (Hong Kong)	15,989

		1,039,716

Diversified Consumer Services — 0.1%
500	American Public Education, Inc.(a)	22,255
100	Benesse Holdings, Inc. (Japan)	4,296
200	Capella Education Co.(a)	8,370
5,500	Career Education Corp.(a)	116,325
700	Mac-Gray Corp.	10,815
600	Sotheby’s	26,100

		188,161

Diversified Financial Services — 2.3%
246	ASX Ltd. (Australia)	8,060
175,645	Bank of America Corp.	1,925,069
1,197	CaixaBank (Spain)	8,355
57,770	Citigroup, Inc.	2,405,543
4,700	Compass Diversified Holdings	77,503
283	Deutsche Boerse AG (Germany)	21,505
1,500	Encore Capital Group, Inc.(a)	46,080
44	Eurazeo (France)	3,215
90	Exor SpA (Italy)	2,813
116	Groupe Bruxelles Lambert SA (Belgium)	10,317
1,500	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	31,585
80	Industrivarden AB (Sweden) (Class C Stock)	1,324
5,456	ING Groep NV (Netherlands)(a)	67,165
629	Investor AB (Sweden) (Class B Stock)	14,419
79,130	JPMorgan Chase & Co.	3,239,582
291	Kinnevik Investment AB (Sweden) (Class B Stock)	6,464
213	London Stock Exchange Group PLC (United Kingdom)	3,627
90	Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	3,483
150	ORIX Corp. (Japan)	14,591

40	Pargesa Holding SA (Switzerland)	3,706
184	Pohjola Bank PLC (Finland) (Class A Stock)	2,380
1,000	Singapore Exchange Ltd. (Singapore)	6,145

		7,902,931

Diversified Telecommunication Services — 1.6%
113,310	AT&T, Inc.	3,559,067
200	Atlantic Tele-Network, Inc.	7,672
214	Belgacom SA (Belgium)	7,633
2,535	Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	6,389
11,285	BT Group PLC (United Kingdom)	36,496
500	Cbeyond, Inc.(a)	6,615
400	Consolidated Communications Holdings, Inc.	7,776
4,001	Deutsche Telekom AG (Germany)	62,749
215	Elisa OYJ (Finland)	4,630
2,641	France Telecom SA (France)	56,165
349	Hellenic Telecommunications Organization SA (Greece)	3,254
12	Iliad SA (France)	1,610
640	Inmarsat PLC (United Kingdom)	5,711
2,221	Koninklijke KPN NV (Netherlands)	32,305
700	Nippon Telegraph & Telephone Corp. (Japan)	33,762
2,000	PCCW Ltd. (Hong Kong)	863
835	Portugal Telecom SGPS SA (Portugal)	8,279
11,500	Singapore Telecommunications Ltd. (Singapore)	29,642
35	Swisscom AG (Switzerland)	16,048
200	TDC A/S (Denmark)(a)	1,825
452	Tele2 AB (Sweden) (Class B Stock)	8,932
2,987	Telecom Corp. of New Zealand Ltd. (New Zealand)	6,088
13,722	Telecom Italia SpA (Italy)	19,093
8,750	Telecom Italia SpA-RSP (Italy)	10,183
5,851	Telefonica SA (Spain)	143,055
457	Telekom Austria AG (Austria)	5,832
1,069	Telenor ASA (Norway)	17,506
3,103	TeliaSonera AB (Sweden)	22,763
6,211	Telstra Corp. Ltd. (Australia)	19,300
32,750	Verizon Communications, Inc.	1,219,282
800	Vonage Holdings Corp.(a)	3,528

		5,364,053

Electric Utilities — 0.8%
37	Acciona SA (Spain)	3,927
1,000	Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	5,203
1,000	Chubu Electric Power Co., Inc. (Japan)	19,529
400	Chugoku Electric Power Co., Inc. (The) (Japan)	6,926
2,500	CLP Holdings Ltd. (Hong Kong)	22,178
266	Contact Energy Ltd. (New Zealand)(a)	1,182
20,000	Duke Energy Corp.(b)	376,600
2,565	E.ON AG (Germany)	72,850
344	EDF SA (France)	13,522
2,513	EDP - Energias de Portugal SA (Portugal)	8,925
2,600	El Paso Electric Co.	83,980

9,376	Enel SpA (Italy)	61,239
15,500	Entergy Corp.	1,058,340
6,700	Exelon Corp.	287,028
639	Fortum OYJ (Finland)	18,505
300	Hokkaido Electric Power Co., Inc. (Japan)	4,990
200	Hokuriku Electric Power Co. (Japan)	3,817
5,376	Iberdrola SA (Spain)(a)	47,844
1,500	IDACORP, Inc.	59,250
1,100	Kansai Electric Power Co., Inc. (The) (Japan)	21,905
600	Kyushu Electric Power Co., Inc. (Japan)	10,803
100	MGE Energy, Inc.	4,053
2,300	NextEra Energy, Inc.	132,158
5,200	Portland General Electric Co.	131,456
2,000	Power Assets Holdings Ltd. (Hong Kong)	15,138
165	Public Power Corp. SA (Greece)	2,364
155	Red Electrica Corp. SA (Spain)	9,356
1,327	Scottish & Southern Energy PLC (United Kingdom)	29,668
200	Shikoku Electric Power Co., Inc. (Japan)	4,542
1,542	SP AusNet (Australia)	1,564
1,821	Terna Rete Elettrica Nazionale SpA (Italy)	8,466
600	Tohoku Electric Power Co., Inc. (Japan)	8,658
2,200	Tokyo Electric Power Co., Inc. (The) (Japan)	8,906
2,200	UniSource Energy Corp.	82,126
82	Verbund AG (Austria)	3,567

		2,630,565

Electrical Equipment — 0.7%
3,123	ABB Ltd. (Switzerland)	80,977
290	Alstom SA (France)	17,882
55	Bekaert SA (Belgium)	4,187
700	Belden, Inc.	24,402
1,600	Brady Corp. (Class A Stock)	51,296
2,500	Cooper Industries PLC	149,175
21,700	Emerson Electric Co.	1,220,625
3,300	EnerSys(a)	113,586
2,600	Franklin Electric Co., Inc.	122,070
1,000	Fuji Electric Co. Ltd. (Japan)	3,124
1,000	Furukawa Electric Co. Ltd. (Japan)	4,175
1,000	GS Yuasa Corp. (Japan)	6,674
1,500	Hubbell, Inc. (Class B Stock)	97,425
215	Legrand SA (France)	9,056
3,000	Mitsubishi Electric Corp. (Japan)	34,848
200	Nidec Corp. (Japan)	18,672
1,700	Polypore International, Inc.(a)	115,328
294	Prysmian SpA (Italy)	5,914
1,400	Regal-Beloit Corp.	93,478
348	Schneider Electric SA (France)	58,136
1,100	Sumitomo Electric Industries Ltd. (Japan)	16,044
3,600	Thomas & Betts Corp.(a)	193,860
100	Ushio, Inc. (Japan)	1,977
232	Vestas Wind Systems A/S (Denmark)(a)	5,390
400	Vicor Corp.	6,468

		2,454,769

Electronic Equipment, Instruments & Components — 0.5%
6,300	Brightpoint, Inc.(a)	51,093
200	Citizen Holdings Co. Ltd. (Japan)	1,197
800	Coherent, Inc.(a)	44,216
54,900	Corning, Inc.	996,435
5,000	DDi Corp.	47,700
4,000	Foxconn International Holdings Ltd. (Hong Kong)(a)	1,765
600	Fujifilm Holdings Corp. (Japan)	18,713
50	Hirose Electric Co. Ltd. (Japan)	5,125
100	Hitachi High-Technologies Corp. (Japan)	2,191
6,000	Hitachi Ltd. (Japan)	35,610
600	Hoya Corp. (Japan)	13,283
200	Ibiden Co. Ltd. (Japan)	6,262
6,200	Insight Enterprises, Inc.(a)	109,802
2,100	IPG Photonics Corp.(a)	152,691
100	Keyence Corp. (Japan)	28,393
250	Kyocera Corp. (Japan)	25,455
300	Littelfuse, Inc.	17,616
250	Murata Manufacturing Co. Ltd. (Japan)	16,715
1,500	Newport Corp.(a)	27,255
1,000	Nippon Electric Glass Co. Ltd. (Japan)	12,831
300	Omron Corp. (Japan)	8,343
1,000	PC Connection, Inc.(a)	8,280
500	Shimadzu Corp. (Japan)	4,580
300	SYNNEX Corp.(a)	9,510
200	TDK Corp. (Japan)	11,032
500	Yaskawa Electric Corp. (Japan)	5,613
200	Yokogawa Electric Corp. (Japan)(a)	1,707

		1,663,413

Energy Equipment & Services — 1.4%
245	Aker Solutions ASA (Norway)	4,905
471	AMEC PLC (United Kingdom)	8,225
900	Bristow Group, Inc.	45,918
192	CIE Generale de Geophysique-Veritas (France)(a)	7,072
4,600	Complete Production Services, Inc.(a)	153,456
12,400	Diamond Offshore Drilling, Inc.(b)	873,084
95	Fugro NV (Netherlands)	6,850
7,000	Halliburton Co.	357,000
6,800	Helix Energy Solutions Group, Inc.(a)	112,608
3,200	Helmerich & Payne, Inc.	211,584
26,200	McDermott International, Inc.(a)	519,022
12,000	National Oilwell Varco, Inc.	938,520
1,500	Oceaneering International, Inc.	60,750
500	OYO Geospace Corp.(a)	50,000
1,500	Parker Drilling Co.(a)	8,775
372	Petrofac Ltd. (United Kingdom)	9,039
5,700	RPC, Inc.	139,878

380	Saipem SpA (Italy)	19,618
270	SBM Offshore NV (Netherlands)	7,142
9,100	Schlumberger Ltd.	786,240
2,400	SEACOR Holdings, Inc.	239,904
409	Seadrill Ltd. (Norway)	14,396
330	Subsea 7 SA (Norway)(a)	8,441
135	Technip SA (France)	14,473
629	Tenaris SA (Italy)	14,366
433	Transocean Ltd.	28,171
2,100	Weatherford International Ltd.(a)	39,375
287	WorleyParsons Ltd. (Australia)	8,738

		4,687,550

Food & Staples Retailing — 1.0%
900	Aeon Co. Ltd. (Japan)	10,863
827	Carrefour SA (France)(a)	33,964
78	Casino Guichard Perrachon SA (France)	7,352
82	Colruyt SA (Belgium)	4,103
149	Delhaize Group SA (Belgium)	11,171
100	FamilyMart Co. Ltd. (Japan)	3,672
1,757	J Sainsbury PLC (United Kingdom)	9,289
322	Jeronimo Martins SGPS SA (Portugal)	6,182
85	Kesko OYJ (Finland) (Class B Stock)	3,954
1,661	Koninklijke Ahold NV (Netherlands)	22,319
33,200	Kroger Co. (The)	823,360
100	Lawson, Inc. (Japan)	5,246
768	Metcash Ltd. (Australia)	3,427
192	Metro AG (Germany)	11,636
1,000	Olam International Ltd. (Singapore)	2,223
1,000	Seven & I Holdings Co. Ltd. (Japan)	26,894
2,800	Susser Holdings Corp.(a)	44,016
11,176	Tesco PLC (United Kingdom)	72,107
300	Village Super Market, Inc. (Class A Stock)	8,313
42,900	Wal-Mart Stores, Inc.	2,279,706
1,416	Wesfarmers Ltd. (Australia)	48,529
212	Wesfarmers Ltd. - PPS (Australia)	7,352
3,134	WM Morrison Supermarkets PLC (United Kingdom)	14,974
1,724	Woolworths Ltd. (Australia)	51,438

		3,512,090

Food Products — 1.1%
1,000	Ajinomoto Co., Inc. (Japan)	11,872
10,900	Archer-Daniels-Midland Co.	328,635
136	Aryzta AG (Switzerland)	7,287
503	Associated British Foods PLC (United Kingdom)	8,743
500	B&G Foods, Inc.	10,310
11,800	Bunge Ltd.	813,610
1,000	Corn Products International, Inc.	55,280
811	Danone (France)	60,509
5,900	Darling International, Inc.(a)	104,430
3,600	Fresh Del Monte Produce, Inc.	96,012

9,000	Golden Agri-Resources Ltd. (Singapore)	5,000
10,100	J.M. Smucker Co. (The)	772,044
200	Kerry Group PLC (Ireland) (Class A Stock)	8,270
1	Lindt & Spruengli AG (Switzerland)	3,116
100	Meiji Holdings Co. Ltd. (Japan)	4,216
4,813	Nestle SA (Switzerland)	299,113
500	Nisshin Seifun Group, Inc. (Japan)	6,250
100	Nissin Foods Holdings Co. Ltd. (Japan)	3,643
1,741	Parmalat SpA (Italy)(a)	6,549
5,000	Smart Balance, Inc.(a)	25,900
90	Suedzucker AG (Germany)	3,198
54,000	Tyson Foods, Inc. (Class A Stock)	1,048,680
2,334	Unilever NV (Netherlands)	76,511
1,828	Unilever PLC (United Kingdom)	58,853
3,000	Wilmar International Ltd. (Singapore)	13,272
100	Yakult Honsha Co. Ltd. (Japan)	2,893

		3,834,196

Gas Utilities — 0.2%
500	Chesapeake Utilities Corp.	20,015
240	Enagas SA (Spain)	5,816
468	Gas Natural SDG SA (Spain)	9,803
6,490	Hong Kong & China Gas Co. Ltd. (Hong Kong)	14,764
3,000	Osaka Gas Co. Ltd. (Japan)	11,379
21,500	Questar Corp.	380,765
2,067	Snam Rete Gas SpA (Italy)	12,242
1,500	Southwest Gas Corp.	57,915
1,000	Toho Gas Co. Ltd. (Japan)	5,412
3,500	Tokyo Gas Co. Ltd. (Japan)	15,797
5,800	UGI Corp.	184,962

		718,870

Healthcare Equipment & Supplies — 1.4%
1,500	ABIOMED, Inc.(a)	24,300
1,300	Angiodynamics, Inc.(a)	18,499
3,000	Arthrocare Corp.(a)	100,410
200	Atrion Corp.	39,560
3,500	Becton Dickinson and Co.	301,595
800	Cantel Medical Corp.	21,528
17,600	CareFusion Corp.(a)	478,192
290	CIE Generale d’Optique Essilor International SA (France)	23,521
81	Cochlear Ltd. (Australia)	6,269
29	Coloplast A/S (Denmark) (Class B Stock)	4,404
11,300	Covidien PLC	601,499
2,700	Cyberonics, Inc.(a)	75,465
277	Getinge AB (Sweden) (Class B Stock)	7,436
9,300	Hill-Rom Holdings, Inc.	428,172
6,600	IDEXX Laboratories, Inc.(a)(b)	511,896
3,600	Immucor, Inc.(a)	73,512
2,200	Integra LifeSciences Holdings Corp.(a)	105,182
1,700	Invacare Corp.	56,423

300	Olympus Corp. (Japan)	10,123
2,100	Sirona Dental Systems, Inc.(a)	111,510
1,324	Smith & Nephew PLC (United Kingdom)	14,131
74	Sonova Holding AG (Switzerland)	6,909
13,800	St. Jude Medical, Inc.	657,984
11	Straumann Holding AG (Switzerland)	2,649
15,100	Stryker Corp.	886,219
500	SurModics, Inc.(a)	5,550
800	Synovis Life Technologies, Inc.(a)	13,936
88	Synthes, Inc. (Switzerland)	15,481
100	Sysmex Corp. (Japan)	3,761
200	Terumo Corp. (Japan)	10,827
33	William Demant Holding A/S (Denmark)(a)	2,978
2,000	Young Innovations, Inc.	57,040
4,700	Zimmer Holdings, Inc.(a)	297,040

		4,974,001

Healthcare Providers & Services — 1.6%
33,200	Aetna, Inc.	1,463,788
100	Alfresa Holdings Corp. (Japan)	3,886
900	American Dental Partners, Inc.(a)	11,664
123	Celesio AG (Germany)	2,453
400	Chemed Corp.	26,208
4,000	Continucare Corp.(a)	24,720
7,300	Coventry Health Care, Inc.(a)	266,231
4,300	Five Star Quality Care, Inc.(a)	24,983
262	Fresenius Medical Care AG & Co. KGaA (Germany)	19,586
159	Fresenius SE & Co. KGaA (Germany)	16,597
1,400	Humana, Inc.	112,756
1,900	Magellan Health Services, Inc.(a)	104,006
10,000	Medco Health Solutions, Inc.(a)	565,200
300	Medipal Holdings Corp. (Japan)	2,659
1,300	National Healthcare Corp.	64,441
2,700	Providence Service Corp. (The)(a)	34,155
187	Ramsay Health Care Ltd. (Australia)	3,653
1,900	Skilled Healthcare Group, Inc. (Class A Stock)(a)	17,974
502	Sonic Healthcare Ltd. (Australia)	6,947
100	Suzuken Co. Ltd. (Japan)	2,307
5,200	Team Health Holdings, Inc.(a)	117,052
1,200	Triple-S Management Corp. (Class B Stock)(a)	26,076
39,200	UnitedHealth Group, Inc.(b)	2,021,936
800	WellCare Health Plans, Inc.(a)	41,128
5,000	WellPoint, Inc.	393,850

		5,374,256

Healthcare Technology — 0.1%
1,200	Computer Programs & Systems, Inc.	76,176
3,400	Medidata Solutions, Inc.(a)	81,158
800	Transcend Services, Inc.(a)	23,512

		180,846

Hotels, Restaurants & Leisure — 0.7%
210	Accor SA (France)	9,390
4,800	Ameristar Casinos, Inc.	113,808
57	Autogrill SpA (Italy)	748
100	Biglari Holdings, Inc.(a)	39,105
1,200	Bob Evans Farms, Inc.	41,964
11,900	Carnival Corp.	447,797
209	Carnival PLC (United Kingdom)	8,094
1,600	CEC Entertainment, Inc.	64,176
1,200	Cheesecake Factory, Inc. (The)(a)	37,644
2,624	Compass Group PLC (United Kingdom)	25,310
676	Crown Ltd. (Australia)	6,498
1,300	Darden Restaurants, Inc.	64,688
951	Echo Entertainment Group Ltd. (Australia)(a)	4,192
2,000	Galaxy Entertainment Group Ltd. (Hong Kong)(a)	4,302
8,600	Genting Singapore PLC (Singapore)(a)	13,559
391	Intercontinental Hotels Group PLC (United Kingdom)	8,001
15,068	McDonald’s Corp.	1,270,534
100	McDonald’s Holdings Co. Japan Ltd. (Japan)	2,543
302	OPAP SA (Greece)	4,708
100	Oriental Land Co. Ltd. (Japan)	8,483
500	Panera Bread Co. (Class A Stock)(a)(b)	62,830
1,800	Papa John’s International, Inc.(a)	59,868
2,500	Ruby Tuesday, Inc.(a)	26,950
2,800	Sands China Ltd. (Hong Kong)(a)	7,590
2,000	Shangri-La Asia Ltd. (Hong Kong)	4,910
2,000	SJM Holdings Ltd. (Hong Kong)	4,758
684	Sky City Entertainment Group Ltd. (New Zealand)	2,056
136	Sodexo (France)	10,662
951	Tabcorp Holdings Ltd. (Australia)	3,364
1,961	Tatts Group Ltd. (Australia)	5,063
196	TUI AG (Germany)(a)	2,126
668	TUI Travel PLC (United Kingdom)	2,406
240	Whitbread PLC (United Kingdom)	6,221
2,000	Wynn Macau Ltd. (Hong Kong)	6,549

		2,380,897

Household Durables — 0.6%
1,000	Blyth, Inc.	50,350
300	Casio Computer Co. Ltd. (Japan)	2,117
341	Electrolux AB (Sweden)	8,135
2,000	Helen of Troy Ltd.(a)	69,060
455	Husqvarna AB (Sweden) (Class B Stock)	3,013
3,100	iRobot Corp.(a)	109,399
12,500	Newell Rubbermaid, Inc.	197,250
3,000	Panasonic Corp. (Japan)	36,688
50	Rinnai Corp. (Japan)	3,611
1,000	Sekisui Chemical Co. Ltd. (Japan)	8,544
800	Sekisui House Ltd. (Japan)	7,449
1,000	Sharp Corp. (Japan)	9,126

1,400	Sony Corp. (Japan)	36,940
8,900	Tempur-Pedic International, Inc.(a)	603,598
8,800	Tupperware Brands Corp.	593,560
3,700	Whirlpool Corp.(b)	300,884

		2,039,724

Household Products — 0.7%
2,800	Colgate-Palmolive Co.	244,748
187	Henkel AG & Co. KGaA (Germany)	10,718
3,500	Kimberly-Clark Corp.(b)	232,960
30,175	Procter & Gamble Co. (The)	1,918,225
876	Reckitt Benckiser Group PLC (United Kingdom)	48,364
300	Spectrum Brands Holdings, Inc.(a)	9,600
200	Unicharm Corp. (Japan)	8,738

		2,473,353

Independent Power Producers & Energy Traders — 0.2%
51,600	AES Corp. (The)(a)	657,384
189	EDP Renovaveis SA (Portugal)(a)	1,247
200	Electric Power Development Co. Ltd. (Japan)	5,406
2,300	Enel Green Power SpA (Italy)	6,344
885	Iberdrola Renovables SA (Spain)	3,909
2,272	International Power PLC (United Kingdom)	11,730

		686,020

Industrial Conglomerates — 1.4%
4,900	3M Co.	464,765
6	Delek Group Ltd. (Israel)	1,343
500	Fraser and Neave Ltd. (Singapore)	2,362
210,350	General Electric Co.	3,967,201
3,000	Hutchison Whampoa Ltd. (Hong Kong)	32,505
1,700	Keppel Corp. Ltd. (Singapore)	15,381
1,389	Koninklijke Philips Electronics NV (Netherlands)	35,673
1,500	NWS Holdings Ltd. (Hong Kong)	2,011
1,121	Orkla ASA (Norway)	10,659
1,500	SembCorp Industries Ltd. (Singapore)	6,108
1,143	Siemens AG (Germany)	156,968
573	Smiths Group PLC (United Kingdom)	11,045
17	Wendel SA (France)	2,090

		4,708,111

Insurance — 1.8%
279	Admiral Group PLC (United Kingdom)	7,438
2,498	AEGON NV (Netherlands)(a)	17,040
24,700	Aflac, Inc.	1,152,996
3,129	Ageas (Belgium)	8,490
11,000	AIA Group Ltd. (Hong Kong)(a)	38,291
650	Allianz SE (Germany)	90,801
2,700	American Financial Group, Inc.	96,363
4,111	AMP Ltd. (Australia)	21,619
1,683	Assicurazioni Generali SpA (Italy)	35,511

25,000	Assurant, Inc.	906,750
4,008	Aviva PLC (United Kingdom)	28,239
2,458	AXA SA (France)	55,856
68	Baloise Holding AG (Switzerland)	7,016
13,500	Berkshire Hathaway, Inc. (Class B Stock)(a)	1,044,765
4,200	CNA Financial Corp.	122,010
239	CNP Assurances (France)	5,211
12	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	16,828
2,100	Delphi Financial Group, Inc. (Class A Stock)	61,341
166	Delta Lloyd NV (Netherlands)	3,946
1,600	FBL Financial Group, Inc. (Class A Stock)	51,440
38,900	Genworth Financial, Inc. (Class A Stock)(a)	399,892
97	Hannover Rueckversicherung AG (Germany)	5,059
400	Horace Mann Educators Corp.	6,244
2,625	Insurance Australia Group Ltd. (Australia)	9,597
800	Kansas City Life Insurance Co.	24,920
8,148	Legal & General Group PLC (United Kingdom)	15,457
5,700	Maiden Holdings Ltd.	51,870
1,101	Mapfre SA (Spain)	4,087
28	Mapfre SA (Spain)	104
17,200	MetLife, Inc.	754,564
790	MS&AD Insurance Group Holdings (Japan)	18,491
268	Muenchener Rueckversicherungs AG (Germany)	40,982
1,900	NKSJ Holdings, Inc. (Japan)	12,540
7,771	Old Mutual PLC (United Kingdom)	16,638
5,700	Phoenix Cos., Inc. (The)(a)	14,022
4,400	Presidential Life Corp.	45,936
3,600	Primerica, Inc.	79,092
7,200	Principal Financial Group, Inc.	219,024
300	ProAssurance Corp.(a)	21,000
3,584	Prudential PLC (United Kingdom)	41,416
1,448	QBE Insurance Group Ltd. (Australia)	26,875
2,205	Resolution Ltd. (United Kingdom)	10,405
5,102	RSA Insurance Group PLC (United Kingdom)	11,046
598	Sampo OYJ (Finland) (Class A Stock)	19,313
230	SCOR SE (France)	6,537
200	Sony Financial Holdings, Inc. (Japan)	3,616
3,325	Standard Life PLC (United Kingdom)	11,233
1,737	Suncorp Group Ltd. (Australia)	15,183
42	Swiss Life Holding AG (Switzerland)	6,889
513	Swiss Re Ltd. (Switzerland)	28,806
21,600	Symetra Financial Corp.	290,088
400	T&D Holdings, Inc. (Japan)	9,521
1,000	Tokio Marine Holdings, Inc. (Japan)	27,994
26	Tryg A/S (Denmark)	1,500
3,900	Unum Group	99,372
54	Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,968
209	Zurich Financial Services AG (Switzerland)	52,850

		6,177,082

Internet & Catalog Retail — 0.1%
1,054	Home Retail Group PLC (United Kingdom)	2,769
2,400	HSN, Inc.(a)	79,008
2,000	Nutrisystem, Inc.	28,120
700	priceline.com, Inc.(a)	358,351
11	Rakuten, Inc. (Japan)	11,385

		479,633

Internet Software & Services — 0.7%
100	Dena Co. Ltd. (Japan)	4,301
25,400	eBay, Inc.(a)	819,658
2,200	Google, Inc. (Class A Stock)(a)	1,114,036
6,600	Infospace, Inc.(a)	60,192
3,700	j2 Global Communications, Inc.(a)	104,451
2,100	Liquidity Services, Inc.(a)	49,581
7,800	NIC, Inc.	104,988
300	Perficient, Inc.(a)	3,078
100	Travelzoo, Inc.(a)	6,464
181	United Internet AG (Germany)	3,805
5,500	United Online, Inc.	33,165
2,700	ValueClick, Inc.(a)	44,820
23	Yahoo! Japan Corp. (Japan)	7,915

		2,356,454

IT Services — 1.7%
358	Amadeus IT Holding SA (Spain) (Class A Stock)(a)	7,429
65	AtoS (France)	3,672
214	Cap Gemini SA (France)	12,538
2,200	Cardtronics, Inc.(a)	51,590
600	Computershare Ltd. (Australia)	5,731
4,400	Global Cash Access Holdings, Inc.(a)	13,992
126	Indra Sistemas SA (Spain)	2,600
12,141	International Business Machines Corp.	2,082,789
50	ITOCHU Techno-Solutions Corp. (Japan)	1,775
500	ManTech International Corp. (Class A Stock)	22,210
5,400	MasterCard, Inc. (Class A Stock)	1,627,236
600	MAXIMUS, Inc.	49,638
1,200	NCI, Inc. (Class A Stock)(a)	27,264
100	Nomura Research Institute Ltd. (Japan)	2,190
2	NTT Data Corp. (Japan)	6,647
1,100	Syntel, Inc.	65,032
400	TeleTech Holdings, Inc.(a)	8,432
200	Unisys Corp.(a)	5,140
20,000	Visa, Inc. (Class A Stock)	1,685,200

		5,681,105

Leisure Equipment & Products — 0.1%
500	Arctic Cat, Inc.(a)	6,715
1,500	Brunswick Corp.	30,600
5,400	Mattel, Inc.	148,446
200	Namco Bandai Holdings, Inc. (Japan)	2,408

400	Nikon Corp. (Japan)	9,459
1,700	Polaris Industries, Inc.	188,989
50	Sankyo Co. Ltd. (Japan)	2,583
300	Sega Sammy Holdings, Inc. (Japan)	5,799
100	Shimano, Inc. (Japan)	5,502
900	Steinway Musical Instruments, Inc.(a)	23,121
400	Sturm, Ruger & Co., Inc.	8,780
300	Yamaha Corp. (Japan)	3,421

		435,823

Life Sciences Tools & Services — 0.4%
6,000	Bruker Corp.(a)	122,160
3,400	Life Technologies Corp.(a)(b)	177,038
53	Lonza Group AG (Switzerland)	4,148
22,400	PerkinElmer, Inc.	602,784
319	QIAGEN NV(a)	6,116
5,700	Thermo Fisher Scientific, Inc.(a)	367,023

		1,279,269

Machinery — 1.9%
489	Alfa Laval AB (Sweden)	10,537
500	Amada Co. Ltd. (Japan)	3,845
976	Atlas Copco AB (Sweden) (Class A Stock)	25,692
573	Atlas Copco AB (Sweden) (Class B Stock)	13,489
2,400	Blount International, Inc.(a)	41,928
3,500	Caterpillar, Inc.	372,610
1,400	CLARCOR, Inc.	66,192
1,400	Colfax Corp.(a)	34,720
1,000	Cosco Corp. Singapore Ltd. (Singapore)	1,594
5,500	Cummins, Inc.	569,195
9,700	Deere & Co.	799,765
2,100	Dover Corp.	142,380
23,400	Eaton Corp.	1,203,930
300	FANUC Corp. (Japan)	50,167
989	Fiat Industrial SpA (Italy)(a)	12,764
1,100	Gardner Denver, Inc.	92,455
233	GEA Group AG (Germany)	8,341
370	Hexagon AB (Sweden) (Class B Stock)	9,114
500	Hino Motors Ltd. (Japan)	2,920
100	Hitachi Construction Machinery Co. Ltd. (Japan)	2,242
2,000	IHI Corp. (Japan)	5,168
1,080	Invensys PLC (United Kingdom)	5,580
500	Japan Steel Works Ltd. (The) (Japan)	3,427
100	JTEKT Corp. (Japan)	1,473
1,100	Kadant, Inc.(a)	34,661
2,000	Kawasaki Heavy Industries Ltd. (Japan)	7,969
1,400	Komatsu Ltd. (Japan)	43,712
228	Kone OYJ (Finland) (Class B Stock)	14,326
2,000	Kubota Corp. (Japan)	17,743
100	Kurita Water Industries Ltd. (Japan)	2,983
500	L.B. Foster Co. (Class A Stock)	16,455

1,200	Lincoln Electric Holdings, Inc.	43,020
150	Makita Corp. (Japan)	6,990
151	MAN SE (Germany)	20,137
3,900	Meritor, Inc.(a)	62,556
185	Metso OYJ (Finland)	10,509
600	Miller Industries, Inc.	11,214
4,500	Mitsubishi Heavy Industries Ltd. (Japan)	21,160
1,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	2,184
1,900	Mueller Industries, Inc.	72,029
500	NACCO Industries, Inc. (Class A Stock)	48,410
500	NGK Insulators Ltd. (Japan)	9,315
1,900	Nordson Corp.	104,215
1,000	NSK Ltd. (Japan)	9,983
1,000	NTN Corp. (Japan)	5,697
7,400	PACCAR, Inc.	378,066
10,000	Parker Hannifin Corp.	897,400
1,308	Sandvik AB (Sweden)	22,933
1,900	Sauer-Danfoss, Inc.(a)	95,741
459	Scania AB (Sweden) (Class B Stock)	10,646
33	Schindler Holding AG (Switzerland)	4,007
68	Schindler Holding AG - Part Certification (Switzerland)	8,266
1,000	SembCorp Marine Ltd. (Singapore)	4,328
552	SKF AB (Sweden) (Class B Stock)	15,970
100	SMC Corp. (Japan)	18,027
11,300	Stanley Black & Decker, Inc.	814,165
14	Sulzer AG (Switzerland)	2,278
500	Sumitomo Heavy Industries Ltd. (Japan)	3,490
1,300	Sun Hydraulics Corp.	62,140
600	Tennant Co.	23,958
150	THK Co. Ltd. (Japan)	3,833
2,600	Timken Co.	131,040
3,100	Trimas Corp.(a)	76,725
164	Vallourec SA (France)	19,975
1,984	Volvo AB (Sweden) (Class B Stock)	34,660
222	Wartsila OYJ (Finland)	7,498
280	Weir Group PLC (The) (United Kingdom)	9,558
3,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	3,579
209	Zardoya Otis SA (Spain)	3,079

		6,696,158

Marine
1	A.P. Moller - Maersk A/S (Denmark) (Class A Stock)	8,275
2	A.P. Moller - Maersk A/S (Denmark) (Class B Stock)	17,249
1,000	Kawasaki Kisen Kaisha Ltd. (Japan)	3,496
79	Kuehne & Nagel International AG (Switzerland)	11,990
1,500	Mitsui O.S.K. Lines Ltd. (Japan)	8,071
1,000	Neptune Orient Lines Ltd. (Singapore)	1,251
2,000	Nippon Yusen K.K. (Japan)	7,430
500	Orient Overseas International Ltd. (Hong Kong)	3,233

		60,995

Media — 1.4%
30	Axel Springer AG (Germany)	1,482
1,613	British Sky Broadcasting Group PLC (United Kingdom)	21,914
5,200	Cinemark Holdings, Inc.	107,692
44,900	Comcast Corp. (Class A Stock)	1,137,766
200	Dentsu, Inc. (Japan)	5,920
8,100	DIRECTV (Class A Stock)(a)(b)	411,642
132	Eutelsat Communications SA (France)	5,934
3,413	Fairfax Media Ltd. (Australia)(b)	3,603
3,600	Global Sources Ltd.(a)	33,084
50	Hakuhodo DY Holdings, Inc. (Japan)	2,670
5,818	ITV PLC (United Kingdom)(a)	6,676
95	JCDecaux SA (France)(a)	3,045
5,400	Journal Communications, Inc. (Class A Stock)(a)	27,918
40	Kabel Deutschland Holding AG (Germany)(a)	2,460
162	Lagardere SCA (France)	6,845
6,500	Liberty Media Corp. - Capital, Ser. A(a)	557,375
4,000	Liberty Media Corp. - Starz, Ser. A(a)	300,960
201	Mediaset Espana Comunicacion SA (Spain)	1,746
959	Mediaset SpA (Italy)	4,509
81	Metropole Television SA (France)	1,874
64	Modern Times Group AB (Sweden) (Class B Stock)	4,226
89,200	News Corp. (Class A Stock)	1,578,840
1,188	Pearson PLC (United Kingdom)	22,423
177	Publicis Groupe SA (France)	9,869
1,015	Reed Elsevier NV (Netherlands)	13,623
1,691	Reed Elsevier PLC (United Kingdom)	15,361
109	Sanoma OYJ (Finland)	2,020
434	SES SA (France)	12,181
1,300	Sinclair Broadcast Group, Inc. (Class A Stock)	14,274
2,000	Singapore Press Holdings Ltd. (Singapore)	6,356
170	Societe Television Francaise 1 (France)	3,092
200	Toho Co. Ltd. (Japan)	3,321
3,800	Viacom, Inc. (Class B Stock)	193,800
1,763	Vivendi SA (France)	49,023
5,575	Walt Disney Co. (The)	217,648
300	Washington Post Co. (The) (Class B Stock)(b)	125,685
429	Wolters Kluwer NV (Netherlands)	9,506
1,830	WPP PLC (United Kingdom)	22,909

		4,949,272

Metals & Mining — 1.3%
153	Acerinox SA (Spain)	2,791
3,468	Alumina Ltd. (Australia)	7,943
1,881	Anglo American PLC (United Kingdom)	93,209
522	Antofagasta PLC (United Kingdom)	11,679
1,227	ArcelorMittal (Netherlands)	42,695
4,483	BHP Billiton Ltd. (Australia)	211,870
3,108	BHP Billiton PLC (United Kingdom)	122,311
2,740	BlueScope Steel Ltd. (Australia)	3,566

420	Boliden AB (Sweden)	7,756
6,800	Century Aluminum Co.(a)	106,420
5,000	Cliffs Natural Resources, Inc.	462,250
4,200	Coeur d’Alene Mines Corp.(a)	101,892
500	Daido Steel Co. Ltd. (Japan)	3,345
8	Eramet (France)	2,650
319	Eurasian Natural Resources Corp. PLC (United Kingdom)	4,001
1,815	Fortescue Metals Group Ltd. (Australia)	12,454
30,000	Freeport-McMoRan Copper & Gold, Inc.	1,587,000
240	Fresnillo PLC (United Kingdom)	5,400
707	Glencore International PLC (United Kingdom)(a)	5,571
409	Iluka Resources Ltd. (Australia)	7,398
500	JFE Holdings, Inc. (Japan)	13,751
289	Kazakhmys PLC (United Kingdom)	6,401
4,000	Kobe Steel Ltd. (Japan)	9,096
196	Lonmin PLC (United Kingdom)	4,571
422	Lynas Corp. Ltd. (Australia)(a)	807
261	MacArthur Coal Ltd. (Australia)	3,079
100	Maruichi Steel Tube Ltd. (Japan)	2,479
900	Materion Corp.(a)	33,273
2,000	Mitsubishi Materials Corp. (Japan)	6,301
1,058	Newcrest Mining Ltd. (Australia)	42,870
7,000	Nippon Steel Corp. (Japan)	22,709
1,000	Nisshin Steel Co. Ltd. (Japan)	1,912
5,300	Noranda Aluminum Holding Corp.(a)	80,242
1,285	Norsk Hydro ASA (Norway)	9,839
2,147	OneSteel Ltd. (Australia)	4,288
146	Outokumpu OYJ (Finland)	1,934
503	OZ Minerals Ltd. (Australia)	7,158
131	Randgold Resources Ltd. (United Kingdom)	11,049
122	Rautaruukki OYJ (Finland)	2,756
6,400	Reliance Steel & Aluminum Co.	317,760
621	Rio Tinto Ltd. (Australia)	55,585
2,026	Rio Tinto PLC (United Kingdom)	146,015
49	Salzgitter AG (Germany)	3,737
258	Sims Metal Management Ltd. (Australia)	4,905
209	SSAB AB (Sweden) (Class A Stock)	3,124
43,000	Steel Dynamics, Inc.	698,750
5,000	Sumitomo Metal Industries Ltd. (Japan)	11,232
1,000	Sumitomo Metal Mining Co. Ltd. (Japan)	16,429
482	ThyssenKrupp AG (Germany)	25,048
400	Universal Stainless & Alloy(a)	18,704
189	Vedanta Resources PLC (United Kingdom)	6,352
149	Voestalpine AG (Austria)	8,225
1,400	Walter Energy, Inc.	162,120
2,956	Xstrata PLC (United Kingdom)	65,067
100	Yamato Kogyo Co. Ltd. (Japan)	3,114

		4,612,883

Multiline Retail — 0.6%
800	Dollar Tree, Inc.(a)	53,296
689	Harvey Norman Holdings Ltd. (Australia)	1,845
600	Isetan Mitsukoshi Holdings Ltd. (Japan)	5,878
500	J. Front Retailing Co. Ltd. (Japan)	2,209
20,700	Kohl’s Corp.	1,035,207
1,000	Lifestyle International Holdings Ltd. (Hong Kong)	2,926
2,344	Marks & Spencer Group PLC (United Kingdom)	13,596
400	Marui Group Co. Ltd. (Japan)	3,038
257	Next PLC (United Kingdom)	9,590
107	PPR (France)	19,054
21,800	Target Corp.	1,022,638

		2,169,277

Multi-Utilities — 0.4%
855	A2A SpA (Italy)	1,332
645	AGL Energy Ltd. (Australia)	10,153
7,104	Centrica PLC (United Kingdom)	36,861
1,725	GDF SUEZ (France)	63,126
4,970	National Grid PLC (United Kingdom)	48,857
10,500	PG&E Corp.	441,315
596	RWE AG (Germany)	33,046
15,500	Sempra Energy	819,640
395	Suez Environnement Co. (France)	7,879
512	Veolia Environnement SA (France)	14,441

		1,476,650

Office Electronics — 0.3%
400	Brother Industries Ltd. (Japan)	5,917
1,600	Canon, Inc. (Japan)	76,106
500	Konica Minolta Holdings, Inc. (Japan)	4,176
51	Neopost SA (France)	4,381
1,000	Ricoh Co. Ltd. (Japan)	11,094
73,400	Xerox Corp.	764,094

		865,768

Oil, Gas & Consumable Fuels — 6.0%
4,400	Apache Corp.	542,916
300	Apco Oil and Gas International, Inc.	26,079
4,694	BG Group PLC (United Kingdom)	106,526
26,477	BP PLC (United Kingdom)	194,901
2,081	Cairn Energy PLC (United Kingdom)(a)	13,854
181	Caltex Australia Ltd. (Australia)	2,297
39,692	Chevron Corp.	4,081,925
1,000	Clayton Williams Energy, Inc.(a)	60,050
33,700	ConocoPhillips	2,533,903
2,700	Consol Energy, Inc.	130,896
1,000	Cosmo Oil Co. Ltd. (Japan)	2,847
5,000	CVR Energy, Inc.(a)	123,100
4,100	Delek US Holdings, Inc.	64,370
6,900	Devon Energy Corp.	543,789
7,700	Energen Corp.	435,050
2,300	Energy Partners Ltd.(a)	34,063

3,423	ENI SpA (Italy)	80,961
200	Essar Energy PLC (United Kingdom)(a)	1,313
84,954	Exxon Mobil Corp.	6,913,557
315	Galp Energia SGPS SA (Portugal) (Class B Stock)	7,514
3,300	Hess Corp.	246,708
3	Inpex Corp. (Japan)	22,180
3,310	JX Holdings, Inc. (Japan)	22,263
19,956	Marathon Oil Corp.	1,051,282
14,300	Murphy Oil Corp.	938,938
185	Neste Oil OYJ (Finland)	2,900
6,800	Occidental Petroleum Corp.	707,472
215	OMV AG (Austria)	9,393
1,520	Origin Energy Ltd. (Australia)	25,844
789	Paladin Energy Ltd. (Australia)(a)	2,151
1,071	Repsol YPF SA (Spain)	37,182
2,200	Rex American Resources Corp.(a)	36,520
600	Rosetta Resources, Inc.(a)	30,924
5,006	Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	178,203
3,840	Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	137,066
1,255	Santos Ltd. (Australia)	18,299
1,600	Ship Finance International Ltd.	28,832
300	Showa Shell Sekiyu K.K. (Japan)	2,786
1,590	Statoil ASA (Norway)	40,257
3,500	Stone Energy Corp.(a)	106,365
500	TonenGeneral Sekiyu K.K. (Japan)	6,150
2,967	Total SA (France)	171,588
1,264	Tullow Oil PLC (United Kingdom)	25,155
6,800	Vaalco Energy, Inc.(a)	40,936
18,700	Valero Energy Corp.	478,159
1,300	Venoco, Inc.(a)	16,562
200	W&T Offshore, Inc.	5,224
6,500	Western Refining, Inc.(a)	117,455
884	Woodside Petroleum Ltd. (Australia)	38,999
2,300	World Fuel Services Corp.	82,639

		20,528,343

Paper & Forest Products — 0.1%
3,000	Buckeye Technologies, Inc.	80,940
74	Holmen AB (Sweden) (Class B Stock)	2,307
3,400	KapStone Paper and Packaging Corp.(a)	56,338
100	Nippon Paper Group, Inc. (Japan)	2,219
1,000	OJI Paper Co. Ltd. (Japan)	4,796
851	Stora ENSO OYJ (Finland) (Class R Stock)	8,928
851	Svenska Cellulosa AB (Sweden) (Class B Stock)	11,981
760	UPM-Kymmene OYJ (Finland)	13,898

		181,407

Personal Products — 0.5%
27,900	Avon Products, Inc.	781,200
140	Beiersdorf AG (Germany)	9,085
14,000	Herbalife Ltd.	806,960

800	Kao Corp. (Japan)	21,036
345	L’Oreal SA (France)	44,807
500	Shiseido Co. Ltd. (Japan)	9,333
800	USANA Health Sciences, Inc.(a)	25,024

		1,697,445

Pharmaceuticals — 3.1%
27,900	Abbott Laboratories	1,468,098
600	Astellas Pharma, Inc. (Japan)	23,281
1,932	AstraZeneca PLC (United Kingdom)	96,372
1,178	Bayer AG (Germany)	94,707
23,600	Bristol-Myers Squibb Co.	683,456
300	Chugai Pharmaceutical Co. Ltd. (Japan)	4,919
900	Daiichi Sankyo Co. Ltd. (Japan)	17,587
300	Dainippon Sumitomo Pharma Co. Ltd. (Japan)	2,851
4,000	Depomed, Inc.(a)	32,720
400	Eisai Co. Ltd. (Japan)	15,606
654	Elan Corp. PLC (Ireland)(a)	7,585
19,600	Eli Lilly & Co.	735,588
7,204	GlaxoSmithKline PLC (United Kingdom)	154,239
100	Hisamitsu Pharmaceutical Co., Inc. (Japan)	4,260
2,500	Jazz Pharmaceuticals, Inc.(a)	83,375
26,000	Johnson & Johnson	1,729,520
200	Kyowa Hakko Kirin Co. Ltd. (Japan)	1,908
300	Medicines Co. (The)(a)	4,953
900	Medicis Pharmaceutical Corp. (Class A Stock)	34,353
55,289	Merck & Co., Inc.	1,951,149
91	Merck KGaA (Germany)	9,890
500	Mitsubishi Tanabe Pharma Corp. (Japan)	8,368
3,262	Novartis AG (Switzerland)	199,813
590	Novo Nordisk A/S (Denmark) (Class B Stock)	74,045
4,900	Obagi Medical Products, Inc.(a)	46,207
100	Ono Pharmaceutical Co. Ltd. (Japan)	5,350
131	Orion OYJ (Finland) (Class B Stock)	3,376
200	Otsuka Holdings Co. Ltd. (Japan)	5,292
3,100	Par Pharmaceutical Cos., Inc.(a)	102,238
102,419	Pfizer, Inc.	2,109,831
986	Roche Holding AG (Switzerland)	165,008
1,700	Salix Pharmaceuticals Ltd.(a)	67,711
1,553	Sanofi (France)	124,856
100	Santen Pharmaceutical Co. Ltd. (Japan)	4,054
300	Shionogi & Co. Ltd. (Japan)	4,913
819	Shire PLC (United Kingdom)	25,566
1,050	Takeda Pharmaceutical Co. Ltd. (Japan)	48,528
1,339	Teva Pharmaceutical Industries Ltd. (Israel)	64,392
100	Tsumura & Co. (Japan)	3,197
119	UCB SA (Belgium)	5,347
1,000	ViroPharma, Inc.(a)	18,500
9,900	Warner Chilcott PLC (Class A Stock)	238,887
4,600	Watson Pharmaceuticals, Inc.(a)(b)	316,158

		10,798,054

Professional Services — 0.1%
180	Adecco SA (Switzerland)	11,540
65	Bureau Veritas SA (France)	5,490
889	Capita Group PLC (The) (United Kingdom)	10,209
1,456	Experian PLC (United Kingdom)	18,542
700	Exponent, Inc.(a)	30,457
600	ICF International, Inc.(a)	15,228
1,000	Insperity, Inc.	29,610
222	Intertek Group PLC (United Kingdom)	7,030
1,500	Korn/Ferry International(a)	32,985
156	Randstad Holding NV (Netherlands)	7,211
8	SGS SA (Switzerland)	15,186

		183,488

Real Estate Investment Trusts — 0.9%
4,000	Anworth Mortgage Asset Corp.	30,040
2,000	Ascendas Real Estate Investment Trust (Singapore)	3,327
2,800	Ashford Hospitality Trust, Inc.	34,860
1,047	British Land Co. PLC (United Kingdom)	10,234
796	Capital Shopping Centres Group PLC (United Kingdom)	5,104
2,000	CapitaMall Trust (Singapore)	3,049
5,700	Capstead Mortgage Corp.	76,380
1,300	CBL & Associates Properties, Inc.	23,569
7,500	Cedar Shopping Centers, Inc.	38,625
2,896	CFS Retail Property Trust (Australia)	5,645
2,900	Chatham Lodging Trust	46,719
72,500	Chimera Investment Corp.	250,850
3,400	Colonial Properties Trust	69,360
4,400	Colony Financial, Inc.	79,508
16,100	CommonWealth REIT	416,024
91	Corio NV (Netherlands)	6,031
6,614	Dexus Property Group (Australia)	6,266
1,000	Equity Lifestyle Properties, Inc.	62,440
39	Fonciere des Regions (France)	4,131
3,700	Franklin Street Properties Corp.	47,767
27	Gecina SA (France)	3,773
600	Gladstone Commercial Corp.	10,398
8,647	Goodman Group (Australia)	6,555
2,480	GPT Group (Australia)	8,430
979	Hammerson PLC (United Kingdom)	7,564
4,000	Hatteras Financial Corp.	112,920
17,100	Hospitality Properties Trust	414,675
34	ICADE (France)	4,192
6,000	Inland Real Estate Corp.	52,980
2,600	Invesco Mortgage Capital, Inc.	54,938
1	Japan Prime Realty Investment Corp. (Japan)	2,648
1	Japan Real Estate Investment Corp. (Japan)	9,839
2	Japan Retail Fund Investment Corp. (Japan)	3,082
700	Kite Realty Group Trust	3,486
153	Klepierre (France)	6,316

1,141	Land Securities Group PLC (United Kingdom)	15,612
3,000	Link REIT (The) (Hong Kong)	10,248
4,700	Mack-Cali Realty Corp.	154,818
16,200	MFA Financial, Inc.	130,248
5,155	Mirvac Group (Australia)	6,933
800	Monmouth Real Estate Investment Corp. (Class A Stock)	6,760
1,600	National Health Investors, Inc.	71,088
1,600	Newcastle Investment Corp.	9,248
1	Nippon Building Fund, Inc. (Japan)	9,772
1,100	Omega Healthcare Investors, Inc.	23,111
8,000	ProLogis, Inc.	286,720
1,000	PS Business Parks, Inc.	55,100
200	Public Storage	22,802
6,800	Resource Capital Corp.	42,976
4,700	Sabra Healthcare REIT, Inc.	78,537
900	Saul Centers, Inc.	35,433
981	Segro PLC (United Kingdom)	4,917
1,600	Sovran Self Storage, Inc.	65,600
3,514	Stockland (Australia)	12,889
6,000	Sunstone Hotel Investors, Inc.(a)	55,620
130	Unibail-Rodamco SE (France)	30,060
1,200	Urstadt Biddle Properties, Inc. (Class A Stock)	21,732
3,400	U-Store-It Trust	35,768
3,166	Westfield Group (Australia)	29,509
4,335	Westfield Retail Trust (Australia)	12,636
4,000	Winthrop Realty Trust	47,760

		3,197,622

Real Estate Management & Development — 0.2%
100	Aeon Mall Co. Ltd. (Japan)	2,422
12,000	C.B. Richard Ellis Group, Inc. (Class A Stock)(a)	301,320
3,000	CapitaLand Ltd. (Singapore)	7,127
1,000	CapitaMalls Asia Ltd. (Singapore)	1,201
2,000	Cheung Kong Holdings Ltd. (Hong Kong)	29,370
1,000	City Developments Ltd. (Singapore)	8,491
100	Daito Trust Construction Co. Ltd. (Japan)	8,490
1,000	Daiwa House Industry Co. Ltd. (Japan)	12,619
2,000	Global Logistic Properties Ltd. (Singapore)(a)	3,360
1,000	Hang Lung Group Ltd. (Hong Kong)	6,350
3,500	Hang Lung Properties Ltd. (Hong Kong)	14,391
2,000	Henderson Land Development Co. Ltd. (Hong Kong)	12,933
1,000	Hopewell Holdings Ltd. (Hong Kong)	3,172
1,000	Hysan Development Co. Ltd. (Hong Kong)	4,961
2,100	IMMOFINANZ AG (Austria)(a)	8,953
1,500	Jones Lang LaSalle, Inc.	141,450
1,000	Keppel Land Ltd. (Singapore)	2,955
1,000	Kerry Properties Ltd. (Hong Kong)	4,833
738	Lend Lease Group (Australia)	7,127
2,000	Mitsubishi Estate Co. Ltd. (Japan)	35,100
1,000	Mitsui Fudosan Co. Ltd. (Japan)	17,223
3,000	New World Development Ltd. (Hong Kong)	4,555

100	Nomura Real Estate Holdings, Inc. (Japan)	1,667
2	NTT Urban Development Corp. (Japan)	1,716
3,000	Sino Land Co. Ltd. (Hong Kong)	4,825
800	Sumitomo Realty & Development Co. Ltd. (Japan)	17,880
2,000	Sun Hung Kai Properties Ltd. (Hong Kong)	29,235
1,000	Swire Pacific Ltd. (Hong Kong) (Class A Stock)	14,723
1,000	Tokyu Land Corp. (Japan)	4,248
500	UOL Group Ltd. (Singapore)	2,030
2,000	Wharf Holdings Ltd. (Hong Kong)	13,947
1,000	Wheelock & Co. Ltd. (Hong Kong)	4,022

		732,696

Road & Rail — 0.9%
1,100	Amerco, Inc.(a)	105,765
4,218	Asciano Ltd. (Australia)	7,457
2,800	Avis Budget Group, Inc.(a)	47,852
2	Central Japan Railway Co. (Japan)	15,723
3,000	ComfortDelGro Corp. Ltd. (Singapore)	3,571
43,200	CSX Corp.	1,132,704
300	DSV A/S (Denmark)	7,192
500	East Japan Railway Co. (Japan)	28,635
1,000	Keikyu Corp. (Japan)	7,211
500	KEIO Corp. (Japan)	2,758
500	Keisei Electric Railway Co. Ltd. (Japan)	2,959
2,500	Kintetsu Corp. (Japan)	8,029
2,000	MTR Corp. (Hong Kong)	7,113
1,000	Nippon Express Co. Ltd. (Japan)	4,052
21,800	Norfolk Southern Corp.	1,633,474
700	Odakyu Electric Railway Co. Ltd. (Japan)	5,558
700	Old Dominion Freight Line, Inc.(a)	26,110
2,400	QR National Ltd. (Australia)(a)	8,734
1,000	Tobu Railway Co. Ltd. (Japan)	4,209
1,500	Tokyu Corp. (Japan)	6,236
200	West Japan Railway Co. (Japan)	7,808

		3,073,150

Semiconductors & Semiconductor Equipment — 1.1%
200	Advantest Corp. (Japan)	3,682
5,300	Amkor Technology, Inc.(a)	32,701
50,600	Applied Materials, Inc.	658,306
1,929	ARM Holdings PLC (United Kingdom)	18,204
300	ASM Pacific Technology Ltd. (Hong Kong)	4,125
631	ASML Holding NV (Netherlands)	23,242
3,200	ATMI, Inc.(a)	65,376
8,400	Brooks Automation, Inc.(a)	91,224
5,300	Cirrus Logic, Inc.(a)	84,270
1,500	Cohu, Inc.	19,665
300	Elpida Memory, Inc. (Japan)(a)	3,533
11,800	Entegris, Inc.(a)	119,416
200	Hittite Microwave Corp.(a)	12,382
1,630	Infineon Technologies AG (Germany)	18,324

86,600	Intel Corp.	1,919,056
12,600	Lam Research Corp.(a)	557,928
3,900	MKS Instruments, Inc.	103,038
1,300	Monolithic Power Systems, Inc.(a)	20,046
718	Renewable Energy Corp. ASA (Norway)(a)	1,234
150	Rohm Co. Ltd. (Japan)	8,606
4,300	Silicon Image, Inc.(a)	27,778
925	STMicroelectronics NV (France)	9,217
200	Sumco Corp. (Japan)(a)	3,386
4,000	Tessera Technologies, Inc.(a)	68,560
250	Tokyo Electron Ltd. (Japan)	13,671

		3,886,970

Software — 2.5%
3,300	ACI Worldwide, Inc.(a)	111,441
311	Autonomy Corp. PLC (United Kingdom)(a)	8,520
700	Blackbaud, Inc.	19,404
36,600	CA, Inc.	835,944
71	Dassault Systemes SA (France)	6,045
1,600	Fair Isaac Corp.	48,320
6,700	Intuit, Inc.(a)	347,462
100	Konami Corp. (Japan)	2,368
600	Manhattan Associates, Inc.(a)	20,664
143,613	Microsoft Corp.	3,733,938
2,500	Monotype Imaging Holdings, Inc.(a)	35,325
4,700	Netscout Systems, Inc.(a)	98,183
74	NICE Systems Ltd. (Israel)(a)	2,665
150	Nintendo Co. Ltd. (Japan)	28,168
1,800	Opnet Technologies, Inc.	73,692
78,900	Oracle Corp.	2,596,599
100	Oracle Corp. (Japan)	4,358
5,600	Parametric Technology Corp.(a)	128,408
3,000	Progress Software Corp.(a)	72,390
3,500	Quest Software, Inc.(a)	79,555
3,600	Renaissance Learning, Inc.	45,144
1,863	Sage Group PLC (The) (United Kingdom)	8,638
1,255	SAP AG (Germany)	75,983
5,000	SS&C Technologies Holdings, Inc.(a)	99,350
2,300	TeleNav, Inc.(a)	40,779
100	Trend Micro, Inc. (Japan)	3,107
2,100	Websense, Inc.(a)	54,537

		8,580,987

Specialty Retail — 0.8%
3,600	Ascena Retail Group, Inc.(a)	122,580
12,200	Bed Bath & Beyond, Inc.(a)	712,114
200	Cato Corp. (The) (Class A Stock)	5,760
2,300	Destination Maternity Corp.	45,954
1,661	Esprit Holdings Ltd. (Hong Kong)	5,190
100	Fast Retailing Co. Ltd. (Japan)	16,173
1,406	Hennes & Mauritz AB (H&M) (Sweden) (Class B Stock)	48,480

306	Inditex SA (Spain)	27,885
3,268	Kingfisher PLC (United Kingdom)	14,015
50	Nitori Holdings Co. Ltd. (Japan)	4,746
5,100	Pier 1 Imports, Inc.(a)	59,007
2,300	Rent-A-Center, Inc.	70,288
2,900	Ross Stores, Inc.	232,348
3,400	Sally Beauty Holdings, Inc.(a)	58,140
1,500	Shoe Carnival, Inc.(a)	45,225
4,900	Staples, Inc.	77,420
3,700	Stein Mart, Inc.	35,668
21,300	TJX Cos., Inc.	1,118,889
2,300	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	148,534
30	USS Co. Ltd. (Japan)	2,327
130	Yamada Denki Co. Ltd. (Japan)	10,592

		2,861,335

Textiles, Apparel & Luxury Goods — 0.7%
301	Adidas AG (Germany)	23,877
637	Burberry Group PLC (United Kingdom)	14,824
78	Christian Dior SA (France)	12,273
740	Cie Financiere Richemont SA (Switzerland)	48,453
20,300	Coach, Inc.	1,297,779
1,100	Culp, Inc.(a)	10,329
1,200	Deckers Outdoor Corp.(a)	105,768
131	Luxottica Group SpA (Italy)	4,202
344	LVMH Moet Hennessy Louis Vuitton SA (France)	61,908
2,900	Maidenform Brands, Inc.(a)	80,214
2,800	Movado Group, Inc.	47,908
29	Pandora A/S (Denmark)	911
46	Swatch Group AG (The) (Bearer Shares) (Switzerland)	23,187
70	Swatch Group AG (The) (Registered Shares) (Switzerland)	6,286
700	True Religion Apparel, Inc.(a)	20,356
3,500	VF Corp.(b)	379,960
1,900	Warnaco Group, Inc. (The)(a)	99,275
1,000	Wolverine World Wide, Inc.	41,750
1,000	Yue Yuen Industrial Holdings Ltd. (Hong Kong)	3,181

		2,282,441

Thrifts & Mortgage Finance
900	Dime Community Bancshares, Inc.	13,086
3,800	OceanFirst Financial Corp.	49,210
2,900	Provident Financial Services, Inc.	41,528

		103,824

Tobacco — 1.1%
70,400	Altria Group, Inc.	1,859,264
2,773	British American Tobacco PLC (United Kingdom)	121,544
1,450	Imperial Tobacco Group PLC (United Kingdom)	48,196
6	Japan Tobacco, Inc. (Japan)	23,161
4,000	Lorillard, Inc.	435,480
18,400	Philip Morris International, Inc.	1,228,568

3,900	Reynolds American, Inc.	144,495
304	Swedish Match AB (Sweden)	10,194
200	Universal Corp.	7,534

		3,878,436

Trading Companies & Distributors — 0.2%
2,800	Applied Industrial Technologies, Inc.	99,708
40	Brenntag AG (Germany)	4,650
440	Bunzl PLC (United Kingdom)	5,508
400	DXP Enterprises, Inc.(a)	10,140
200	Houston Wire & Cable Co.	3,110
3,000	Interline Brands, Inc.(a)	55,110
2,200	ITOCHU Corp. (Japan)	22,882
600	Kaman Corp.	21,282
1,000	Lawson Products, Inc.	19,670
2,000	Marubeni Corp. (Japan)	13,292
1,800	Mitsubishi Corp. (Japan)	44,960
2,500	Mitsui & Co. Ltd. (Japan)	43,225
5,181	Noble Group Ltd. (Singapore)	8,343
100	Rush Enterprises, Inc. (Class A Stock)(a)	1,903
1,900	Sojitz Corp. (Japan)	3,559
1,500	Sumitomo Corp. (Japan)	20,406
3,000	Textainer Group Holdings Ltd.	92,220
300	Toyota Tsusho Corp. (Japan)	5,149
422	Wolseley PLC (United Kingdom)	13,763
500	W.W. Grainger, Inc.	76,825

		565,705

Transportation Infrastructure
424	Abertis Infraestructuras SA (Spain)	9,472
46	Aeroports de Paris (France)	4,327
457	Atlantia SpA (Italy)	9,729
1,056	Auckland International Airport Ltd. (New Zealand)	1,950
55	Fraport AG Frankfurt Airport Services Worldwide (Germany)	4,423
769	Groupe Eurotunnel SA (France)	8,598
6,000	Hutchison Port Holdings Trust (Singapore)(a)	5,070
80	Koninklijke Vopak NV (Netherlands)	3,920
354	MAp Group (Australia)	1,271
1,843	Transurban Group (Australia)	10,352

		59,112

Water Utilities
400	American States Water Co.	13,864
4,600	American Water Works Co., Inc.	135,470
331	Severn Trent PLC (United Kingdom)	7,820
999	United Utilities Group PLC (United Kingdom)	9,604

		166,758

Wireless Telecommunication Services — 0.1%
90	Cellcom Israel Ltd. (Israel)	2,499
4	KDDI Corp. (Japan)	28,780

110	Millicom International Cellular SA	11,478
41	Mobistar SA (Belgium)	3,114
20	NTT DoCoMo, Inc. (Japan)	35,719
114	Partner Communications Co. Ltd. (Israel)	1,719
1,200	Softbank Corp. (Japan)	45,447
1,000	StarHub Ltd. (Singapore)	2,274
72,149	Vodafone Group PLC (United Kingdom)	191,411

		322,441

	TOTAL COMMON STOCKS (cost $164,692,929)	203,008,997

EXCHANGE TRADED FUND 0.1%
4,000	iShares MSCI EAFE Index Fund (cost $231,300)	240,560

PREFERRED STOCKS — 0.1%
Automobiles
81	Bayerische Motoren Werke AG (Germany)	5,149
224	Porsche Automobil Holding SE (Germany)	17,768
206	Volkswagen AG (Germany)	42,525

		65,442

Banking — 0.1%
3,000	Citigroup Capital XIII (Capital security, fixed to floating preferred)(c)	83,340
8,000	JPMorgan Chase Capital XXVI (Capital security, fixed to floating preferred)(c)	211,680

		295,020

Household Products
251	Henkel AG & Co. KGaA (Germany)	17,424

Media
60	ProSiebenSat.1 Media AG (Germany)	1,701

Multi-Utilities
61	RWE AG (Germany)	3,113

	TOTAL PREFERRED STOCKS (cost $331,133)	382,700

Units
RIGHTS
Commercial Banks
1,380	Banco Popular Espanol SA (Spain)(a)	100

Diversified Financial Services
1,197	CaixaBank (Spain)(a)	90

Machinery
10	Zardoya Otis SA (Spain)(a)	154

	TOTAL RIGHTS (cost $0)	344

Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS — 10.8%
Aerospace & Defense
Baa3	$ 95	L-3 Communications Corp., Gtd. Notes, 4.750%, 07/15/20	94,051
Airlines — 0.2%
Baa2	31	Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1, 6.703%, 06/15/21(d) Ser. A,	32,677
Baa2	124	7.250%, 11/10/19	133,798
Baa1	86	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	89,792
Baa2	125	Ser. A, 5.300%, 04/15/19(b)	125,000
Baa3	200	Southwest Airlines Co., Sr. Unsec’d. Notes, 6.500%, 03/01/12	206,988

			588,255

Automotive
Baa1	85	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	92,908
Baa1	55	Johnson Controls, Inc., Sr. Unsec’d. Notes, 5.500%, 01/15/16	61,672

			154,580

Banking — 2.5%
A3	300	American Express Co., Sr. Unsec’d. Notes, 8.125%, 05/20/19	380,336
A2	430	Banco Bradesco (Brazil), Sub. Notes, 8.750%, 10/24/13	484,288
Ba3	380	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(c)	396,838
A2	135	Sr. Unsec’d. Notes, 6.000%, 09/01/17	145,266
A2	80	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21	79,028
A3	355	Sub. Notes, 5.750%, 08/15/16(b)	374,585

Aa3	100	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 5.300%, 10/30/15	109,595
Aa3	90	6.400%, 10/02/17	102,684
Aa3	220	7.250%, 02/01/18	261,248
Baa1	5	Capital One Bank, Sub. Notes, 6.500%, 06/13/13	5,454
Baa3	90	Capital One Capital V, 10.250%, 08/15/39(b)	95,400
Baa3	185	Capital One Capital VI, 8.875%, 05/15/40	190,810
Baa1	125	Capital One Financial Corp., Sr. Unsec’d. Notes, MTN, 5.700%, 09/15/11	126,255
A3	200	Citigroup, Inc., Sr. Unsec’d. Notes, 6.125%, 05/15/18	220,246
A3	200	8.125%, 07/15/39(b)	250,274
Baa1	82	Sub. Notes, 5.000%, 09/15/14	85,932
Baa1	400	5.625%, 08/27/12	417,877
Baa1	165	6.125%, 08/25/36	158,574
A2	280	Countrywide Financial Corp., Gtd. Notes, MTN, 5.800%, 06/07/12 (original cost $279,460; purchased 06/04/07)(b)(d)(e)	292,073
Aa3	290	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	201,549
A1	15	Goldman Sachs Group, Inc., Sr. Notes, 6.250%, 02/01/41	15,123
A1	140	Sr. Unsec’d. Notes, 5.450%, 11/01/12	147,963
A1	5	6.250%, 09/01/17	5,517
A2	10	Sub. Notes, 5.625%, 01/15/17	10,586
A2	385	6.450%, 05/01/36	371,629
A2	52	6.750%, 10/01/37	51,999
Aaa	525	HSBC Bank PLC (United Kingdom), Covered Notes, 144A, 1.625%, 07/07/14	523,903
Baa3	20	Huntington Bancshares, Inc., Sub. Notes, 7.000%, 12/15/20	22,550
Baa1	300	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49(c)	322,227
Aa3	225	Sr. Unsec’d. Notes, 3.150%, 07/05/16	226,376
Aa3	220	4.250%, 10/15/20	215,234
A2	200	JPMorgan Chase Capital XXVII, Ser. AA, 7.000%, 11/01/39	199,752

Aa3	195	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN, 5.800%, 01/13/20(b)	195,282
A2	170	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN, 5.770%, 07/25/11	170,531
A2	285	Morgan Stanley, Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	292,452
A2	460	Sr. Unsec’d. Notes, Ser. E, 5.450%, 01/09/17	486,461
Ba1	150	MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes, 6.346%, 07/29/49(c)	152,442
A3	65	PNC Funding Corp., Gtd. Notes, 6.700%, 06/10/19	76,588
A1	250	Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	256,791
Aa3	20	Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2, 3.400%, 08/23/13	20,465
A2	125	USB Capital XIII Trust, 6.625%, 12/15/39	128,490
Baa3	200	Wells Fargo Capital XIII, Ser. G, MTN, 7.700%, 12/29/49(b)(c)	204,000

			8,474,673

Brokerage
NR	345	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN, 5.250%, 02/06/12(g)	90,131
NR	100	6.875%, 05/02/18(g)	26,875

			117,006

Building Materials & Construction — 0.1%
Baa3	200	Lafarge SA (France), Sr. Unsec’d. Notes, 6.150%, 07/15/11	200,474

Cable — 0.2%
Baa1	55	Comcast Cable Communications Holdings, Inc., Gtd. Notes, 9.455%, 11/15/22	76,513
Baa1	40	Comcast Corp., Gtd. Notes, 6.450%, 03/15/37	42,782
Baa1	110	6.500%, 11/15/35	119,377
Baa1	65	6.950%, 08/15/37	73,377
Baa2	45	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	46,449
Baa2	335	4.750%, 10/01/14	366,699

			725,197

Capital Goods — 0.2%
A2	50	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 5.500%, 03/15/16	57,155
Baa1	110	Erac USA Finance Co., Gtd. Notes, 144A, 5.800%, 10/15/12 (original cost $109,915; purchased date 10/10/07)(d)(e)	115,969
Baa1	296	6.375%, 10/15/17 (original cost $295,482; purchased date 10/10/07)(d)(e)	340,413
Baa1	20	7.000%, 10/15/37 (original cost $19,827; purchased date 10/10/07)(d)(e)	22,006
A2	60	United Technologies Corp., Sr. Unsec’d. Notes, 6.125%, 07/15/38	67,638

			603,181

Chemicals — 0.2%
Baa3	155	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 4.250%, 11/15/20(b)	151,273
Baa3	250	7.600%, 05/15/14	289,909
Baa3	82	9.400%, 05/15/39(b)	121,628
Baa1	75	ICI Wilmington, Inc., Gtd. Notes, 5.625%, 12/01/13	81,345
Baa1	35	PPG Industries, Inc., Sr. Unsec’d. Notes, 5.500%, 11/15/40	34,254
Baa3	100	Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 06/01/25	112,908

			791,317

Consumer — 0.3%
Baa3	550	Fortune Brands, Inc., Sr. Unsec’d. Notes, 6.375%, 06/15/14	611,447
Baa3	300	Newell Rubbermaid, Inc., Sr. Unsec’d. Notes, 6.250%, 04/15/18	335,772

			947,219

Electric — 0.8%
Baa2	35	Arizona Public Service Co., Sr. Unsec’d. Notes, 6.250%, 08/01/16	40,016
Baa2	115	Baltimore Gas & Electric Co., Sr. Unsec’d. Notes, 6.350%, 10/01/36	128,766
A3	120	CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. K2, 6.950%, 03/15/33	143,260
A3	65	Consumers Energy Co., First Mtge. Bonds, Ser. D, 5.375%, 04/15/13	69,816
A1	55	Duke Energy Carolinas LLC, First Mtge. Bonds, 6.050%, 04/15/38	60,868
Baa2	135	El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 05/15/35	139,003

A2	210	ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A, 6.000%, 10/07/39	189,754
Baa1	30	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 06/15/15	32,257
A3	250	Exelon Generation Co. LLC, Sr. Unsec’d. Notes, 6.250%, 10/01/39	252,662
Aa3	60	Florida Power & Light Co., First Mtge. Bonds, 5.950%, 10/01/33	65,726
A3	170	Georgia Power Co., Sr. Unsec’d. Notes, Ser. B, 5.700%, 06/01/17	194,587
A3	30	Iberdrola International BV (Netherlands), Gtd. Notes, 6.750%, 09/15/33	31,344
Baa2	90	Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF, 5.050%, 11/15/14	97,831
A1	120	Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, 6.250%, 06/17/14	131,649
Baa1	115	Midamerican Energy Holdings Co., Sr. Unsec’d. Notes, 5.950%, 05/15/37	120,957
A2	15	National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN, 7.250%, 03/01/12	15,659
Baa2	280	Nevada Power Co., Genl. Ref. Mtge., Ser. O, 6.500%, 05/15/18	326,760
A3	100	Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A, 4.881%, 08/15/19	105,989
A2	90	NSTAR Electric Co., Sr. Unsec’d. Notes, 4.500%, 11/15/19	93,115
A1	110	4.875%, 04/15/14	120,083
Baa1	120	Oncor Electric Delivery Co., Sr. Sec’d. Notes, 7.000%, 09/01/22	143,066
Baa3	55	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 05/15/18	62,078
A2	125	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN, 5.800%, 05/01/37	134,853
Baa1	36	Xcel Energy, Inc., Sr. Unsec’d. Notes, 5.613%, 04/01/17	39,986
Baa1	95	6.500%, 07/01/36	108,256

			2,848,341

Energy–Integrated — 0.1%
A2	70	BP Capital Markets PLC (United Kingdom), Gtd. Notes, 4.500%, 10/01/20	71,386
A2	145	5.250%, 11/07/13	157,102

Baa2	150	Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI, 6.750%, 11/15/39	169,494
Baa2	65	Hess Corp., Sr. Unsec’d. Notes, 6.000%, 01/15/40	67,273

			465,255

Energy — Other — 0.2%
Ba1	150	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	171,950
Ba1	50	6.450%, 09/15/36	52,172
Ba1	25	8.700%, 03/15/19(b)	31,858
Baa2	115	Weatherford International Ltd. Bermuda (Bermuda), Gtd. Notes, 5.125%, 09/15/20(b)	117,417
Baa1	265	Woodside Finance Ltd. (Australia), Gtd. Notes, 144A, 5.000%, 11/15/13	283,884

			657,281

Foods — 0.5%
Baa1	235	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 8.000%, 11/15/39	317,633
Baa2	145	Bunge Ltd. Finance Corp., Gtd. Notes, 8.500%, 06/15/19	176,773
Baa2	215	Bunge Ltd., Gtd. Notes, 5.350%, 04/15/14	231,793
A2	150	Cargill, Inc., Sr. Unsec’d. Notes, 144A, 6.000%, 11/27/17 (original cost $149,288; purchased date 11/19/07)(d)(e)	172,867
Baa3	141	Delhaize Group SA (Belgium), Gtd. Notes, 5.700%, 10/01/40	131,181
Baa2	270	Kraft Foods, Inc., Sr. Unsec’d. Notes, 6.500%, 02/09/40	299,909
Ba3	110	Smithfield Foods, Inc., Sr. Sec’d. Notes, 10.000%, 07/15/14	127,600
Ba1	150	Tyson Foods, Inc., Gtd. Notes, 6.850%, 04/01/16	165,750

			1,623,506

Healthcare & Pharmaceutical — 0.3%
Baa2	200	AmerisourceBergen Corp., Gtd. Notes, 5.625%, 09/15/12	210,312
A1	110	AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes, 6.450%, 09/15/37	127,637
Baa3	110	Cardinal Health, Inc., Sr. Unsec’d. Notes, 5.500%, 06/15/13	118,729
Baa2	250	Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes, 5.625%, 12/15/15	280,221
Aa3	30	Merck & Co., Inc., Sr. Unsec’d. Notes, 5.950%, 12/01/28	33,738

Baa3	75	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 6.125%, 08/15/19	84,452
A1	35	Wyeth, Gtd. Notes, 5.500%, 02/01/14	38,806
A1	10	6.450%, 02/01/24	11,911

			905,806

Healthcare Insurance — 0.4%
Baa1	110	Aetna, Inc., Sr. Unsec’d. Notes, 6.625%, 06/15/36	122,522
Baa2	50	Cigna Corp., Sr. Unsec’d. Notes, 5.875%, 03/15/41	49,758
Baa2	140	6.150%, 11/15/36	145,901
Ba1	540	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/15	587,153
Baa1	60	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 6.000%, 06/15/17	67,960
Baa1	100	6.500%, 06/15/37	109,340
Baa1	80	6.625%, 11/15/37	88,746
Baa1	170	WellPoint, Inc., Sr. Unsec’d. Notes, 5.000%, 12/15/14	187,296

			1,358,676

Insurance — 0.9%
Baa1	80	Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 5.500%, 11/15/20	80,939
Baa1	130	American International Group, Inc., Sr. Unsec’d. Notes, 4.250%, 05/15/13	133,636
Baa1	100	6.400%, 12/15/20	107,639
Baa1	155	8.250%, 08/15/18	178,037
A3	35	AXA SA (France), Sub. Notes, 8.600%, 12/15/30	41,699
Baa1	160	Axis Specialty Finance LLC, Gtd. Notes, 5.875%, 06/01/20	164,079
A3	210	Chubb Corp., Jr. Sub. Notes, 6.375%, 03/29/67(c)	217,350
Baa3	90	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, MTN, 6.000%, 01/15/19	96,120
Baa2	180	Liberty Mutual Group, Inc., Bonds, 144A, 7.000%, 03/15/34	182,459
Ba1	40	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(c)	38,500
Baa2	110	Sr. Unsec’d. Notes, 6.300%, 10/09/37	114,189
Baa2	90	7.000%, 06/15/40	101,488
Baa2	70	8.750%, 07/01/19	88,333

A3	190	MetLife, Inc., Sr. Unsec’d. Notes, 5.875%, 02/06/41	190,947
A3	70	6.125%, 12/01/11	71,567
A3	15	6.375%, 06/15/34	16,147
A3	50	6.750%, 06/01/16	58,198
Aa2	110	New York Life Insurance Co., Sub. Notes, 144A, 6.750%, 11/15/39	125,304
Aa2	60	Northwestern Mutual Life Insurance, Notes, 144A, 6.063%, 03/30/40	63,239
Baa1	150	Ohio National Financial Services, Inc., Sr. Notes, 144A, 6.350%, 04/01/13	159,564
Baa1	105	6.375%, 04/30/20	112,805
A3	150	Pacific Life Insurance Co., Sub. Notes, 144A, 9.250%, 06/15/39	195,482
A2	110	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(c)	114,268
Aa2	240	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39(b)	273,093
Baa3	50	Unum Group, Sr. Unsec’d. Notes, 5.625%, 09/15/20	52,359
Baa2	110	W.R. Berkley Corp., Sr. Unsec’d. Notes, 5.600%, 05/15/15	117,580
Baa2	90	Sr. Unsub. Notes, 6.150%, 08/15/19	97,086
Baa2	15	XL Group PLC (Ireland), Sr. Unsec’d. Notes, 5.250%, 09/15/14	16,071

			3,208,178

Lodging — 0.3%
Ba1	300	Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes, 6.250%, 02/15/13	318,000
Ba1	500	6.750%, 05/15/18	553,750

			871,750

Media & Entertainment — 0.3%
Baa2	135	NBC Universal, Inc., Sr. Unsec’d. Notes, 144A, 4.375%, 04/01/21	133,589
Baa1	100	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	101,298
Baa1	125	7.625%, 11/30/28	148,567
Baa1	70	Gtd. Notes, 144A, 6.150%, 02/15/41	69,345
Baa2	25	Time Warner, Inc., Gtd. Notes, 6.100%, 07/15/40	25,414
Baa2	30	6.250%, 03/29/41(b)	31,163
Baa2	160	7.250%, 10/15/17	192,559
Baa2	20	7.625%, 04/15/31	23,996
Baa2	100	9.150%, 02/01/23	134,555

Baa1	105	Viacom, Inc., Sr. Unsec’d. Notes, 6.750%, 10/05/37	115,642

			976,128

Metals — 0.4%
Baa3	55	ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes, 3.750%, 08/05/15	56,238
Baa3	385	5.375%, 06/01/13	409,916
Baa3	90	6.125%, 06/01/18(b)	96,397
Baa3	10	6.750%, 03/01/41	9,912
Baa1	145	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/01/39	150,513
A-(f)	70	Rio Trinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes, 4.500%, 05/15/13	74,307
A-(f)	115	5.000%, 06/01/15	126,551
Baa2	95	Southern Copper Corp., Sr. Unsec’d. Notes, 7.500%, 07/27/35	99,471
Ba2	250	United States Steel Corp., Sr. Unsec’d. Notes, 5.650%, 06/01/13	260,625
Baa2	120	Vale Overseas Ltd. (Cayman Islands), Gtd. Notes, 6.875%, 11/10/39	130,413
Baa2	70	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A, 5.500%, 11/16/11	71,217

			1,485,560

Non Captive Finance — 0.6%
Aa2	600	General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN, 6.000%, 08/07/19(h)	664,356
Aa2	170	6.875%, 01/10/39	192,443
Aa3	100	Sub. Notes, 5.300%, 02/11/21(b)	104,054
B1	400	International Lease Finance Corp., Sr. Unsec’d. Notes, 6.375%, 03/25/13	412,000
Ba1	130	SLM Corp., Sr. Unsec’d. Notes, MTN, 8.000%, 03/25/20	139,595
Ba1	480	8.450%, 06/15/18	526,854

			2,039,302

Packaging
Baa3	75	Sealed Air Corp., Sr. Unsec’d. Notes, 144A, 6.875%, 07/15/33	66,052

Paper — 0.2%
Ba1	65	Georgia-Pacific LLC, Gtd. Notes, 144A, 5.400%, 11/01/20 (original cost $64,618; purchased date 10/27/10)(d)(e)	66,244
Baa3	175	International Paper Co., Sr. Unsec’d. Notes, 7.300%, 11/15/39	190,381
Baa3	85	7.500%, 08/15/21(b)	99,352

Ba2	222	Rock-Tenn Co., Gtd. Notes, 9.250%, 03/15/16	239,760

			595,737

Pipelines & Other — 0.3%
Baa2	90	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 6.250%, 02/01/37	93,895
Baa3	190	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 4.650%, 06/01/21(b)	185,883
Baa3	55	NiSource Finance Corp., Gtd. Notes, 5.250%, 09/15/17	59,490
Baa3	70	5.450%, 09/15/20	73,727
Baa1	15	Sempra Energy, Sr. Unsec’d. Notes, 6.000%, 02/01/13	16,081
Baa2	500	Spectra Energy Capital LLC, Gtd. Notes, 6.200%, 04/15/18	566,964
Baa2	45	Sr. Unsec’d. Notes, 6.250%, 02/15/13	48,480

			1,044,520

Railroads — 0.1%
A3	135	Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes, 6.700%, 08/01/28	151,882
Baa3	170	CSX Corp., Sr. Unsec’d. Notes, 6.150%, 05/01/37	182,037
Baa1	105	Norfolk Southern Corp., Sr. Unsec’d. Notes, 5.590%, 05/17/25	113,443
Baa1	4	7.800%, 05/15/27	5,186

			452,548

Real Estate Investment Trusts — 0.3%
Baa3	74	Brandywine Operating Partnership, Gtd. Notes, 5.750%, 04/01/12	76,462
Baa2	100	HCP, Inc., Sr. Unsec’d. Notes, 2.700%, 02/01/14(b)	101,442
Baa2	115	Mack-Cali Realty Corp., Sr. Unsec’d. Notes, 7.750%, 08/15/19(b)	138,346
Baa3	90	Post Apartment Homes LP, Sr. Unsec’d. Notes, 5.450%, 06/01/12	92,656
Baa3	135	6.300%, 06/01/13	144,662
Baa2	11	ProLogis LP, Sr. Unsec’d. Notes, 6.875%, 03/15/20	12,146
A3	500	Simon Property Group LP, Sr. Unsec’d. Notes, 6.125%, 05/30/18	560,675

			1,126,389

Retailers — 0.2%
Baa2	200	CVS Caremark Corp., Sr. Unsec’d. Notes, 6.125%, 09/15/39	205,039
Ba1	45	Federated Retail Holdings, Inc., Gtd. Notes, 5.350%, 03/15/12	46,140

Baa1	80	Home Depot, Inc. (The), Sr. Unsec’d. Notes, 5.875%, 12/16/36	81,876
Baa1	40	5.950%, 04/01/41(b)	41,193
Baa1	100	Kohl’s Corp., Sr. Unsec’d. Notes, 6.875%, 12/15/37	115,356
A1	60	Lowe’s Cos., Inc., Sr. Unsec’d. Notes, 6.500%, 03/15/29	66,992
Aa2	85	Wal-Mart Stores, Inc., Sr. Unsec’d. Notes, 5.625%, 04/15/41	87,694

			644,290

Technology — 0.2%
Baa3	60	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	60,786
Baa2	70	Fiserv, Inc., Gtd. Notes, 3.125%, 06/15/16	69,632
Baa1	125	Intuit, Inc., Sr. Unsec’d. Notes, 5.400%, 03/15/12	128,910
Baa3	110	Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A, 10.000%, 05/01/14	127,600
Baa2	445	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	473,808

			860,736

Telecommunications — 0.7%
A2	100	America Movil SAB de CV (Mexico), Gtd. Notes, 6.125%, 03/30/40	104,523
A2	173	AT&T, Inc., Sr. Unsec’d. Notes, 5.350%, 09/01/40	163,981
A2	215	6.550%, 02/15/39	235,818
Baa2	50	British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes, 9.625%, 12/15/30	68,687
Baa3	75	Embarq Corp., Sr. Unsec’d. Notes, 7.082%, 06/01/16 (original cost $84,771; purchased date 05/04/11-05/11/11)(d)(e)	83,372
Baa3	200	7.995%, 06/01/36 (original cost $199,986; purchased date 05/12/06)(d)(e)	204,922
A3	75	France Telecom SA (France), Sr. Unsec’d. Notes, 8.500%, 03/01/31	100,942
Baa3	400	Qwest Corp., Sr. Unsec’d. Notes, 8.875%, 03/15/12	421,000
Baa2	90	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 5.250%, 11/15/13	94,480
Baa2	60	7.175%, 06/18/19	66,245
Baa2	140	7.200%, 07/18/36	131,994
A3	40	Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 5.500%, 11/15/19	42,166
Baa2	50	U.S. Cellular Corp., Sr. Unsec’d. Notes, 6.700%, 12/15/33	49,773
A3	480	Verizon Communications, Inc., Sr. Unsec’d. Notes, 4.600%, 04/01/21	495,261

			2,263,164

Tobacco — 0.3%
Baa1	235	Altria Group, Inc., Gtd. Notes, 9.700%, 11/10/18	308,819
Baa1	160	10.200%, 02/06/39	229,482
Baa2	50	Lorillard Tobacco Co., Gtd. Notes, 8.125%, 06/23/19(b)	58,238
Baa3	220	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17	254,007
Baa3	35	7.250%, 06/15/37	37,718

			888,264

		TOTAL CORPORATE BONDS (cost $34,976,405)	37,077,436

ASSET BACKED SECURITIES — 0.7%
Non-Residential Mortgage Backed Securities — 0.2%
Baa2	300	Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1, 0.586%, 02/20/15(c)	297,698
Baa2	265	Fuel Trust, Sec’d. Notes, 144A, 4.207%, 04/15/16	266,011
A1	161	Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A, 0.587%, 12/15/16(c)	157,077

			720,786

Residential Mortgage Backed Securities — 0.5%
B2	89	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1, 1.836%, 03/25/33(c)	67,816
Baa1	520	Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1, 0.686%, 03/25/34(c)	412,812
B3	66	Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3, 5.120%, 07/25/35	57,619
Baa1	136	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.700%, 07/25/34	112,185
Aa1	69	HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2, 0.676%, 01/20/35(c)	59,379
Baa2	505	Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1, 1.236%, 12/25/33(c)	418,217
Caa3	157	Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1, 1.086%, 07/25/32(c)	114,286

B2	138	Ser. 2002-NC4, Class M1, 1.461%, 09/25/32(c)	118,002
B2	33	Residential Asset Securities Corp., Ser. 2004-KS2, Class MI1, 4.710%, 03/25/34(c)	17,414
Ba3	238	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1, 0.951%, 02/25/34(c)	184,604
Ca	300	Ser. 2006-FR3, Class A3, 0.436%, 05/25/36(c)	100,953

			1,663,287

		TOTAL ASSET BACKED SECURITIES (cost $2,712,577)	2,384,073

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Caa2	543	Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1, 6.000%, 01/25/36	378,421
B2	106	Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1, 2.831%, 02/25/35(c)	91,753
Caa1	108	Ser. 2005-B, Class 2A1, 2.848%, 03/25/35(c)	89,822
Baa1	362	Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5, 2.912%, 02/25/37(c)	351,380
Ba3	152	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 09/25/19	154,630
B1	244	JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 2.927%, 07/25/35(c)	222,818
AAA(f)	12	Mastr Alternative Loans Trust, Ser. 2003-8, Class 4A1, 7.000%, 12/25/33	11,914
Baa1	185	Ser. 2004-4, Class 4A1, 5.000%, 04/25/19	189,960
Baa1	144	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.580%, 02/25/34(c)	132,844
A+(f)	81	Washington Mutual Alternative Mortgage Pass-Through Certs., Ser. 2005-1, Class 3A, 5.000%, 03/25/20	72,821

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,936,763)	1,696,363

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.8%
Aaa	26	Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A3, 4.050%, 11/10/38	26,389
Aaa	560	Ser. 2004-2, Class A4, 4.153%, 11/10/38	583,126
Aaa	500	Ser. 2006-4, Class A3A, 5.600%, 07/10/46	521,754
Aaa	196	Ser. 2007-1, Class A2, 5.381%, 01/15/49	197,951
A2	430	Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 144A, 6.470%, 11/15/33(c)	430,116
AAA(f)	2,375	Ser. 2004-T16, Class X2, I/O, 0.883%, 02/13/46(c)	26,563
Aaa	94	Ser. 2006-BBA7, Class A1, 144A, 0.297%, 03/15/19(c)	93,300
Aaa	740	Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB, 5.413%, 10/15/49	790,008
AAA(f)	680	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class X, I/O 2.046%, 09/15/30(c)	30,870
Aaa	36	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4, 4.283%, 10/15/39	36,288
AAA(f)	1,200	Ser. 2005-C5, Class A4, 5.100%, 08/15/38(c)	1,303,628
Aaa	750	Ser. 2005-C6, Class A4, 5.230%, 12/15/40(c)	811,681
AAA(f)	800	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4, 5.609%, 02/15/39(c)	871,414
Aaa	624	Ser. 2006-C5, Class A2, 5.246%, 12/15/39	628,016
AAA(f)	500	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A3, 6.010%, 05/15/46(c)	534,474
AAA(f)	645	GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5, 4.697%, 05/10/43	680,284
Aaa	468	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	476,348

Aaa	500	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB12, Class A4, 4.895%, 09/12/37	538,065
Aaa	94	Ser. 2005-LDP2, Class A3, 4.697%, 07/15/42	95,390
Aaa	700	Ser. 2006-CB16, Class ASB, 5.523%, 05/12/45	748,465
Aaa	19,509	Ser. 2006-LDP6, Class X2, I/O, 0.226%, 04/15/43(c)	37,030
Aaa	500	LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3, 4.647%, 07/15/30	505,232
AAA(f)	151	Ser. 2006-C1, Class A2, 5.084%, 02/15/31	152,081
Aaa	30	Ser. 2006-C3, Class A2, 5.532%, 03/15/32	29,886
Aaa	400	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 08/12/39	421,968
Aaa	480	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 6.097%, 06/12/46(c)	529,999
Aaa	600	Ser. 2007-6, Class A2, 5.331%, 03/12/51	610,035
Aaa	1,500	Ser. 2007-7, Class ASB, 5.745%, 06/12/50(c)	1,586,969
Aaa	500	Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4, 5.599%, 03/12/44(c)	548,236
AAA(f)	700	Ser. 2006-IQ11, Class A4, 5.897%, 10/15/42(c)	774,608
Aaa	1,000	Ser. 2007-HQ11, Class AAB, 5.444%, 02/12/44	1,048,340
AAA(f)	260	Ser. 2007-T27, Class AAB, 5.789%, 06/11/42(c)	278,487
Aaa	150	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4, 5.860%, 05/15/43(c)	165,542
Aaa	294	Ser. 2007-C33, Class A2, 6.052%, 02/15/51(c)	300,840

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (cost $15,525,020)	16,413,383

FOREIGN AGENCIES — 0.9%
Aaa	1,220	Commonwealth Bank of Australia (Australia), 144A, 2.700%, 11/25/14	1,268,976

A1	100	Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, 5.125%, 06/29/20(b)	101,197
Aaa	1,140	Kommunalbanken As (Norway), Sr. Unsec’d. Notes, 144A, 1.000%, 06/16/14	1,135,269
Baa1	460	RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A, 6.299%, 05/15/17	488,750

		TOTAL FOREIGN AGENCIES (cost $2,923,271)	2,994,192

MORTGAGE BACKED SECURITIES — 13.8%
	1,500	Federal Home Loan Mortgage Corp., 4.000%, 06/01/26 - 11/01/39	1,525,259
	1,500	4.500%, 10/01/39	1,553,185
	1,500	4.500%, TBA 30 YR(i)	1,544,766
	1,024	5.000%, 07/01/18 - 05/01/34	1,102,367
	1,500	5.000%, TBA 30 YR(i)	1,591,407
	237	5.215%, 12/01/35(c)	253,845
	1,518	5.500%, 12/01/33 - 10/01/37	1,648,219
	336	6.000%, 01/01/34	372,909
	98	7.000%, 10/01/31 - 05/01/32	113,970
	492	Federal National Mortgage Association, 3.500%, 06/01/39	470,882
	2,000	4.000%, TBA 15 YR(i)	2,083,124
	4,000	4.000%, TBA 30 YR(i)	4,000,000
	993	4.500%, 07/01/19 - 03/01/34	1,047,345
	2,500	4.500%, TBA 30 YR	2,586,327
	1,359	5.000%, 10/01/18 - 02/01/36	1,453,335
	3,000	5.000%, TBA 30 YR(i)	3,187,500
	4,377	5.500%, 12/01/16 - 07/01/34	4,764,920
	423	5.616%, 07/01/37(c)	450,090
	2,681	6.000%, 09/01/17 - 08/01/38	2,968,559
	2,656	6.500%, 05/01/13 - 10/01/37	3,007,712
	62	7.000%, 06/01/32	71,478
	5	7.500%, 09/01/30	5,675
	10	8.000%, 12/01/23	11,224
	10	8.500%, 02/01/28	11,378

	1,500	Government National Mortgage Association, 4.000%, TBA 30 YR(i)	1,523,437
	994	4.500%, 07/20/40	1,048,740
	1,000	4.500%, TBA 30 YR(i)	1,055,312
	2,250	4.500%, TBA 30 YR(i)	2,367,774
	500	5.000%, TBA 30 YR(i)	541,562
	1,000	5.000%, TBA 30 YR(i)	1,084,531
	2,046	5.500%, 07/15/33 - 02/15/36	2,268,832
	1,000	6.000%, TBA 30 YR(i)	1,114,062
	447	6.500%, 09/15/23 - 08/15/32	511,007
	94	7.000%, 06/15/24 - 05/15/31	108,966
	9	7.500%, 04/15/29 - 05/15/31	10,358
	90	8.000%, 08/15/22 - 06/15/25	106,400

		TOTAL MORTGAGE BACKED SECURITIES (cost $46,013,303)	47,566,457

MUNICIPAL BONDS — 0.5%
Aa3	220	Bay Area Toll Auth. Toll Brdg. Rev., Build America Bonds, 6.263%, 04/01/49	238,304
A1	160	Chicago O’Hare Int’l. Arpt., Build America Bonds, 6.395%, 01/01/40	166,786
Aa2	160	Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, Build America Bonds, 6.731%, 07/01/43	166,709
A3	165	New Jersey State Tpk. Auth. Rev.,Tax. Issuer Subs., Ser. F, Build America Bonds, 7.414%, 01/01/40	200,585
Aa1	190	New York City Trans. Fin. Auth.,Tax. Future, Tax. Secd. Sub., Ser. C-2, Build America Bonds, 5.767%, 08/01/36	197,906
Aa1	65	Ohio State University Gen. Rcpts., Build America Bonds, 4.910%, 06/01/40	62,231
Aaa	45	Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld Fd. B-2 Wtr. Quality, Build America Bonds, 4.879%, 12/01/34	43,491
Aa2	70	Oregon State Dept. of Trans. Hwy. User Tax Rev., Taxable Sub. Lien., Ser. A, Build America Bonds, 5.834%, 11/15/34	73,906
Aa3	80	Pennsylvania State Turnpike Commission Rev., Ser. B, Build America Bonds, 5.511%, 12/01/45	76,566
A1	210	State of California, GO, Build America Bonds, 7.300%, 10/01/39	234,818
A1	90	State of California, GO, Tax. Var. Purp., Build America Bonds, 7.500%, 04/01/34	102,593
A1	40	7.550%, 04/01/39	45,988

Aaa	50	Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, Build America Bonds, 5.028%, 04/01/26	53,886

		TOTAL MUNICIPAL BONDS (cost $1,570,816)	1,663,769

SOVEREIGN
Aa2	125	Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A, 6.400%, 01/20/40 (cost $124,731)	138,125

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
	135	Federal Home Loan Banks, 5.500%, 07/15/36	148,236
	330	Resolution Funding Corp. Interest Strip, 3.080%, 04/15/18(j)	272,281

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $405,601)	420,517

U.S. GOVERNMENT TREASURY SECURITIES — 4.0%
	235	U.S. Treasury Bonds, 4.375%, 05/15/41	234,633
	565	4.750%, 02/15/41	600,578
	1,305	5.250%, 11/15/28(b)	1,506,051
	285	U.S. Treasury Notes, 1.500%, 06/30/16	281,526
	285	1.750%, 05/31/16(b)	285,445
	3,425	3.125%, 05/15/21	3,415,376
	760	4.500%, 11/15/15	857,968
	3,665	U.S. Treasury Strip Coupon, 4.080%, 05/15/24(k)	2,178,582
	1,880	4.120%, 08/15/24(k)	1,101,186
	590	4.120%, 11/15/24(k)	340,471
	500	4.150%, 02/15/25(k)	284,405
	1,500	4.490%, 05/15/22(k)	1,003,245
	885	5.040%, 11/15/23(k)	541,843
	1,600	5.570%, 05/15/25(k)	896,571
	790	5.990%, 08/15/26(b)(k)	411,674

		TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $13,621,292)	13,939,554

		TOTAL LONG-TERM INVESTMENTS (cost $285,065,141)	327,926,470

SHORT-TERM INVESTMENTS — 15.6%
U.S. GOVERNMENT TREASURY SECURITIES — 0.1%
	350	U.S. Treasury Bills, 0.100%, 12/15/11(h)(l)	349,870
	70	0.130%, 09/15/11(h)(l)	69,997

		TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $419,819)	419,867

Shares
AFFILIATED MUTUAL FUNDS — 15.5%
2,233,671		Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(m) (cost $21,745,220)	20,103,039
33,164,923		Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(m)(n) (cost $33,164,923; includes $11,769,988 of cash collateral received for securities on loan)	33,164,923

		TOTAL AFFILIATED MUTUAL FUNDS (cost $54,910,143)	53,267,962

		TOTAL SHORT-TERM INVESTMENTS (cost $55,329,962)	53,687,829

		TOTAL INVESTMENTS(o) — 111.0% (cost $340,395,103)(p)	381,614,299
		LIABILITIES IN EXCESS OF OTHER ASSETS(q) — (11.0%)	(37,890,829)

		NET ASSETS — 100.0%	$343,723,470

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

CDO—Collateralized Debt Obligation

GO—General Obligation

HFC—Housing Finance Corp.

I/O—Interest Only

LIBOR—London Interbank Offered Rate

LLC—Limited Liability Corp.

LP—Limited Partnership

MTN—Medium Term Note

NR—Not Rated

REIT—Real Estate Investment Trust

SA—Special Assessment

Strip—Separate trading of registered interest and principal of securities.

TBA—To Be Announced

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,524,431; cash collateral of $11,769,988 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.
(d)	Indicates a security that has been deemed illiquid.
(e)	Indicates a restricted security, the aggregate original cost of such securities is $1,203,347. The aggregate value of $1,297,866 is approximately 0.4% of net assets.
(f)	Standard and Poor’s Rating.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Principal amount of $12,000,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.
(k)	The rate shown is the effective yield at June 30, 2011.
(l)	Rate quoted represents yield-to-maturity as of purchase date.
(m)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2011, 426 securities representing $5,323,514 and 1.5% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(p)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of June 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$343,858,932	$44,636,475	$(6,881,108)	$37,755,367

The difference between book basis and tax basis was attributable to deferred losses on wash sales and marking to market of unrealized appreciation on passive foreign investment companies as of the most recent fiscal year end.

(q)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation
	Long Positions:
21	2 Year U.S. Treasury Notes	Sep. 2011	$4,600,807	$4,606,219	$5,412
158	5 Year U.S. Treasury Notes	Sep. 2011	18,792,868	18,832,859	39,991
5	EMINI MSCI EAFE	Sep. 2011	407,257	428,975	21,718
76	S & P EMINI	Sep. 2011	4,850,915	4,998,900	147,985

					215,106

	Short Positions:
49	10 Year U.S. Treasury Notes	Sep. 2011	$6,071,430	$5,994,078	$77,352
77	U.S. Treasury Long Term Bonds	Sep. 2011	9,565,585	9,473,406	92,179
1	U.S. Ultra Bonds	Sep. 2011	126,561	126,250	311

					169,842

					$384,948

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Bank of America NA(a)	06/09/14	$1,140	1.031%	3 month LIBOR	$1,480	$—	$1,480
Citibank NA(a)	07/07/14	525	1.091	3 month LIBOR	497	—	497
Citibank NA(b)	05/15/18	1,410	2.526	3 month LIBOR	(16,908)	—	(16,908)
Morgan Stanley Capital Services, Inc.(b)	05/15/18	1,480	2.510	3 month LIBOR	(19,278)	—	(19,278)
Morgan Stanley Capital Services, Inc.(b)	06/08/21	1,700	4.640	3 month LIBOR	(7,566)	—	(7,566)

					$(41,775)	$—	$(41,775)

(a)	The Series pays the fixed rate and receives the floating rate.
(b)	The Series pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate Issues-Buy Protections(1):
Barclays Bank PLC	09/20/12	$700	0.595%	Fortune Brands, Inc. 5.375%, due 01/15/16	$(3,456)	$—	$(3,456)
Deutsche Bank AG	03/20/14	300	7.050	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/12	(50,461)	—	(50,461)
JPMorgan Chase Bank	06/20/14	240	0.650	Bunge Ltd. Finance Corp. 5.350%, due 04/15/14	1,998	—	1,998
Merrill Lynch Capital Services, Inc.	06/20/18	300	3.050	SLM Corp. 5.125%, due 08/27/12	9,433	—	9,433
Merrill Lynch Capital Services, Inc.	06/20/18	500	1.130	Spectra Energy Capital LLC 6.250%, due 02/15/13	(8,297)	—	(8,297)
Merrill Lynch Capital Services, Inc.	06/20/18	500	1.450	Starwood Hotel & Resorts Worldwide, Inc. 6.750%, due 05/15/18	10,210	—	10,210
Morgan Stanley Capital Services, Inc.	06/20/18	300	1.000	Newell Rubbermaid, Inc. Zero, due 07/15/28	13,361	—	13,361
Morgan Stanley Capital Services, Inc.	06/20/18	500	0.970	Simon Property Group L.P. 5.250%, due 12/01/16	8,911	—	8,911

					$(18,301)	$—	$(18,301)

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Series as of June 30, 2011 categorized by risk exposure:

Derivative Fair Value at 06/30/11
Credit contracts	$(18,301)
Equity contracts	169,703
Interest rate contracts	173,470

Total	$324,872

Various inputs are used in determining the value of the Series' investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$197,685,483	$5,322,707	$807
Exchange Traded Fund	240,560	—	—
Preferred Stocks	382,700	—	—
Rights	344	—	—
Corporate Bonds	—	37,077,436	—
Asset Backed Securities	—	2,384,073	—
Collateralized Mortgage Obligations	—	1,696,363	—
Commercial Mortgage Backed Securities	—	16,413,383	—
Foreign Agencies	—	2,994,192	—
Mortgage Backed Securities	—	47,566,457	—
Municipal Bonds	—	1,663,769	—
Sovereign	—	138,125	—
U.S. Government Agency Obligations	—	420,517	—
U.S. Government Treasury Securities	—	14,359,421	—
Affiliated Mutual Funds	53,267,962	—	—
Other Financial Instruments*
Futures	384,948	—	—
Interest Rate Swaps	—	(41,775)	—
Credit Default Swaps	—	(18,301)	—

Total	$251,961,997	$129,976,367	$807

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

A Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. When a Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 18, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 18, 2011

*	Print the name and title of each signing officer under his or her signature.